UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-05534
                                                     ---------

                           AHA INVESTMENT FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                      190 SOUTH LASALLE STREET, SUITE 2800
                               CHICAGO, IL  60603
                               ------------------
              (Address of principal executive offices) (Zip code)

SAVITRI PAI, ESQ.                            ALAN GOLDBERG
AHA INVESTMENT FUNDS, INC.                   BELL, BOYD & LLOYD LLC
190 SOUTH LASALLE STREET, SUITE 2800         THREE FIRST NATIONAL PLAZA, #3300
CHICAGO, IL  60603                           CHICAGO, IL  60602
---------------------------------------------------------------
(Name and address of agent for service)

                                 1-800-445-1341
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period:  DECEMBER 31, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                      (AMERICAN HOSPITAL ASSOCIATION LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                  o   AHA LIMITED MATURITY FIXED INCOME FUND
                  o   AHA FULL MATURITY FIXED INCOME FUND
                  o   AHA BALANCED FUND
                  o   AHA DIVERSIFIED EQUITY FUND
                  o   AHA SOCIALLY RESPONSIBLE EQUITY FUND

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2004

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER
December 31, 2004

Dear Shareholders:

The enclosed semi-annual report covers the AHA Investment Funds, Inc., for the period ending December 31, 2004.

The AHA Investment Funds' approach to risk management and sector diversification enabled us to perform favorably in choppy markets. Investment returns during the pessimistic third and optimistic fourth quarters of 2004 were driven by four major economic factors:

     1. Oil prices rose sharply in the summer and early fall and caused concerns about being a "tax" on economic growth before dropping off in November;

     2. Incremental Federal Reserve interest rate increases drove the shorter 1-5 year end of the maturity spectrum to higher yields, but depressed bond prices;

     3. Continued decline in the value of the dollar versus foreign currencies, much of which was engineered by Washington, was part of government fiscal policy to stimulate the economy; and

     4. Investors' uncertainty leading up to the U.S. presidential election and continued geopolitical risk related to the war in Iraq, followed by a post-election rally.

For these reasons, the stock market benchmark S&P 500 was down 1.86% in the third quarter, but rebounded after the election with a 9.23% fourth quarter return for a combined 7.19% return for the second half of the calendar year. Conversely, the Lehman Intermediate Government/Corporate bond market index was up 2.70% in the third quarter because of poor economic news, and up only 0.44% in the more robust fourth quarter, for a six month return of 3.16%. (All returns for periods of less than one year are unannualized.)

AHA INVESTMENT FUNDS PERFORMANCE HIGHLIGHTS - I CLASS SHARES
------------------------------------------------------------

     o The AHA Diversified Equity Fund's multi-manager discipline produced returns of 8.78% over the six months ended December 31, 2004, 1.59% in excess of the S&P 500 Index return for the same period. The Fund returned 1.94% in the third quarter and was up 10.93% in the fourth. During the third quarter, the oil and energy sector was the best in performance, but became the worst performing sector in the fourth quarter. The Fund took oil equity profits early in the rally, and then went into the fourth quarter underweighted in energy, believing correctly it would be a short-lived commodity-related upsurge. Sector weightings were heaviest in financials and consumer discretionary stocks.

     o The AHA Full Maturity Fixed Income Fund multi-manager approach of two bond managers with complementary styles earned 2.95% return for the third quarter and 0.80% for the fourth quarter resulting in a 3.77% for the six months ended December 31, 2004. Despite this period of Federal Reserve rate increases, the overall yield curve flattened, with intermediate and longer maturity rates actually decreasing in the summer quarter as oil-induced inflation became the market consensus, allowing for the better return in bonds. Rates remained surprisingly stable in the fall for the full maturity range. While the managers shortened maturities as a defensive measure during this time, overall portfolio duration remained at 3.7 years. Performance was attributable to heavier weightings in mortgage- and asset-backed bonds, corporate bonds and an underweight to treasuries.

     o The AHA Limited Maturity Fixed Income Fund has followed a defensive yield-enhancement strategy in the rising interest rate environment.
          As the Federal Reserve has raised short-term rates repeatedly, it has affected "limited" maturity end of the yield curve more dramatically. There was a slight drop in short term yields in the third quarter as a reaction to the oil price surges, leading many bond investors to believe the Federal Reserve would hold off raising rates so quickly. The trend reversed in the fourth quarter and short-term rates rose quickly, forcing prices down. (Bond yields and prices move in an inverse relation; for example, the two year Treasury Note's yield rose by 0.46% but had a -0.02% total return for the fourth quarter.) The Fund produces monthly yields: the 30 day SEC yield rose from 2.03% in June to 2.45% in December. For the six months ended December 31, 2004, the Limited Fund's total net return was 0.92% vs. 0.91% for the 1-3 year Treasury Index.

     o The AHA Balanced Fund's three-way asset class discipline protected investors in the down stock market of the third quarter with a -0.26% return and rode upwards in the fourth with a 7.21% return. For the six months ended December 31, 2004, it was up 6.94%. The equity weightings that contributed to this return were consumer discretionary stocks and in the fourth quarter, an underweight in energy; the fixed income portion was aided by corporate and mortgage-backed bonds and an underweight in treasuries and agencies.

NEW AHA FUND LAUNCH
-------------------

On January 1, 2005, the AHA Investment Funds, Inc., launched its first new fund in fifteen years: the AHA Socially Responsible Equity Fund. It is designed for faith-based organizations in that it follows guidelines in conjunction with many religious healthcare organizations.

NO-LOAD CLASS A SHARES FOR INDIVIDUAL INVESTORS
-----------------------------------------------

In the fourth quarter, the AHA Limited Maturity Fixed Income A Share Class opened for individual investors and defined contribution plans. It joins the AHA Full Maturity Fixed Income and AHA Diversified Equity Fund Class A Shares.

Our goal is to help you achieve your investment objectives by constructing fund portfolios that are designed to withstand the stress tests of the market cycle. We appreciate your trust and confidence in the AHA Investment Funds and our investment approach.

Sincerely yours,

/s/Timothy G. Solberg

Timothy G. Solberg, CFA
Secretary and Director
AHA Investment Funds, Inc.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings and index definitions. Portfolio holdings and sector allocations are subject to change.

The advisor has an agreement in place to waive fees. In the absence of such waivers, total return would be reduced.

Mutual Fund investing involves risk.  Principal loss is possible.

Changing interest rates will adversely affect the value of an investment in the AHA Limited and Full Maturity Funds.

The BARRA S&P 500 Index is a broad based unmanaged index of 500 stocks which is widely recognized as representative of the equity market in general. The Lehmann Brothers Intermediate Government/Corporate Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The Merrill Lynch Treasury
1 - 3 Year Index is a market value weighted index of U.S. Treasury securities with maturities of 1 - 3 years.

This material must be preceded or accompanied by a current prospectus. Please read it carefully before you invest or send money.

Distributed by Quasar Distributors, LLC. (03.05)

AHA INVESTMENT FUNDS, INC.
ADDITIONAL INFORMATION - EXPENSE EXAMPLES
December 31, 2004 (Unaudited)

As a Class I shareholder of the Limited Maturity Fund, the Full Maturity Fund, the Balanced Fund and the Diversified Fund, you will incur ongoing costs, including management fees and other Fund expenses. As a Class A shareholder of the Limited Maturity Fund, the Full Maturity Fund and the Diversified Fund, you will incur ongoing costs and distribution fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on in investment of $1,000 for the period 07/1/04
- 12/31/04.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. The Funds charge no sales load or transaction fees, but do assess shareholders for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which does not the represent the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LIMITED MATURITY - CLASS I

                          Beginning Account       Ending Account       Expenses Paid During Period*<F3>
                           Value 07/01/2004      Value 12/31/2004             07/01/04 - 12/31/04
                          -----------------      ----------------      --------------------------------
Actual(1)<F1>                 $1,000.00              $1,009.20                       $3.75
Hypothetical(2)<F2>           $1,000.00              $1,021.27                       $3.77

(1)<F1> Ending account values and expenses paid during period based on a 0.92% return. The return is considered after expenses are deducted from the fund.
(2)<F2> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
*<F3> Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

LIMITED MATURITY - CLASS A

                          Beginning Account       Ending Account       Expenses Paid During Period**<F7>
                        Value 10/22/2004*<F6>    Value 12/31/2004           10/22/2004*<F6> - 12/31/04
                        ---------------------    ----------------      ---------------------------------
Actual(1)<F4>                 $1,000.00              $  996.30                       $1.86
Hypothetical(2)<F5>           $1,000.00              $1,007.64                       $1.87

(1)<F4> Ending account values and expenses paid during period based on a (0.37)% return. The return is considered after expenses are deducted from the fund.
(2)<F5> Ending account values and expenses paid during period based on a 0.95% return (equivalent to a 2.50% over a six month period). The return is considered before expenses are deducted from the fund.
*<F6>     Inception date.
**<F7> Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 70/365 (to reflect the inception date to the end of the semi-annual period).

DIVERSIFIED - CLASS I

                          Beginning Account       Ending Account       Expenses Paid During Period*<F10>
                           Value 07/01/2004      Value 12/31/2004             07/01/04 - 12/31/04
                          -----------------      ----------------      ---------------------------------
Actual(1)<F8>                 $1,000.00              $1,087.60                       $5.37
Hypothetical(2)<F9>           $1,000.00              $1,019.86                       $5.19

(1)<F8> Ending account values and expenses paid during period based on a 8.78% return. The return is considered after expenses are deducted from the fund.
(2)<F9> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
*<F10> Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DIVERSIFIED - CLASS A

                          Beginning Account       Ending Account       Expenses Paid During Period*<F13>
                           Value 07/01/2004      Value 12/31/2004             07/01/04 - 12/31/04
                          -----------------      ----------------      ---------------------------------
Actual(1)<F11>                $1,000.00              $1,086.10                       $6.68
Hypothetical(2)<F12>          $1,000.00              $1,018.60                       $6.46

(1)<F11> Ending account values and expenses paid during period based on a 8.61% return. The return is considered after expenses are deducted from the fund.
(2)<F12> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
*<F13> Expenses are equal to the Fund's annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BALANCED

                          Beginning Account       Ending Account       Expenses Paid During Period*<F16>
                           Value 07/01/2004      Value 12/31/2004             07/01/04 - 12/31/04
                          -----------------      ----------------      ---------------------------------
Actual(1)<F14>                $1,000.00              $1,069.40                       $7.35
Hypothetical(2)<F15>          $1,000.00              $1,017.89                       $7.17

(1)<F14> Ending account values and expenses paid during period based on a 6.94% return. The return is considered after expenses are deducted from the fund.
(2)<F15> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
*<F16> Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FULL MATURITY - CLASS I

                          Beginning Account       Ending Account       Expenses Paid During Period*<F19>
                           Value 07/01/2004      Value 12/31/2004             07/01/04 - 12/31/04
                          -----------------      ----------------      ---------------------------------
Actual(1)<F17>                $1,000.00              $1,037.80                       $5.17
Hypothetical(2)<F18>          $1,000.00              $1,019.96                       $5.09

(1)<F17> Ending account values and expenses paid during period based on a 3.77% return. The return is considered after expenses are deducted from the fund.
(2)<F18> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
*<F19> Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FULL MATURITY - CLASS A

                          Beginning Account       Ending Account       Expenses Paid During Period*<F22>
                           Value 07/01/2004      Value 12/31/2004             07/01/04 - 12/31/04
                          -----------------      ----------------      ---------------------------------
Actual(1)<F20>                $1,000.00              $1,037.50                       $6.42
Hypothetical(2)<F21>          $1,000.00              $1,018.70                       $6.36

(1)<F20> Ending account values and expenses paid during period based on a 3.75% return. The return is considered after expenses are deducted from the fund.
(2)<F21> Ending account values and expenses paid during period based on a 2.50% return. The return is considered before expenses are deducted from the fund.
*<F22> Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AHA LIMITED MATURITY FIXED INCOME FUND
DECEMBER 31, 2004

                                ASSET ALLOCATION

               U.S. Agency Securities                       35.0%
               Mortgage Backed Securities                    3.0%
               Asset Backed Securities                      12.0%
               Corporate Bonds                              49.0%
               Cash Equivalents                              1.0%

AHA FULL MATURITY FIXED INCOME FUND
DECEMBER 31, 2004

                                ASSET ALLOCATION

               U.S. Treasury Securities                     17.9%
               U.S. Agency Securities                        8.0%
               Mortgage Backed Securities                   21.8%
               Asset Backed Securities                      10.2%
               Corporate Bonds                              35.7%
               Cash Equivalents                              6.4%

AHA BALANCED FUND
DECEMBER 31, 2004

                              EQUITY DISTRIBUTION

               Information Technology                        4.5%
               Consumer Discretionary                        8.0%
               Utilities                                     1.1%
               Industrials                                   4.8%
               Materials                                    24.1%
               Telecommunication Services                   21.6%
               Consumer Staples                             19.2%
               Financials                                    1.0%
               Health Care                                  10.2%
               Energy                                        5.5%

                           FIXED INCOME DISTRIBUTION

               Mortgage Backed Securities                   35.7%
               Corporate Bonds                              31.4%
               U.S. Treasury Securities                     14.2%
               Asset Backed Securities                      12.9%
               U.S. Agency Securities                        4.1%
               Cash Equivalents                              1.7%

AHA DIVERSIFIED EQUITY FUND
DECEMBER 31, 2004

                                ASSET ALLOCATION

               Information Technology                       11.6%
               Consumer Discretionary                       18.1%
               Utilities                                     1.5%
               Industrials                                   8.6%
               Materials                                     4.3%
               Telecommunication Services                    1.7%
               Consumer Staples                              6.4%
               Financials                                   23.2%
               Health Care                                  19.1%
               Energy                                        5.5%

AHA LIMITED MATURITY FIXED INCOME FUND
HYPOTHETICAL GROWTH OF $10,000

                       AHA Limited
                     Maturity Fixed                            Merrill Lynch
                      Income Fund -            90 Day             1-3 Year
    Date             Class I Shares           T-Bills          Treasury Index
    ----             --------------           -------          --------------
   12/22/88*<F23>        $10,000              $10,000             $10,000
   12/31/88              $10,020              $10,024             $10,008
   12/31/89              $10,828              $10,893             $11,096
   12/31/90              $11,709              $11,762             $12,176
   12/31/91              $13,214              $12,431             $13,597
   12/31/92              $13,688              $12,875             $14,454
   12/31/93              $14,366              $13,277             $15,239
   12/31/94              $14,413              $13,868             $15,327
   12/31/95              $15,933              $14,674             $17,012
   12/31/96              $16,584              $15,449             $17,862
   12/31/97              $17,568              $16,273             $19,050
   12/31/98              $18,675              $17,090             $20,386
   12/31/99              $19,188              $17,920             $21,012
 12/31/2000              $20,649              $19,053             $22,692
 12/31/2001              $22,340              $19,750             $24,574
 12/31/2002              $23,553              $20,082             $26,059
 12/31/2003              $23,977              $20,294             $26,560
 12/31/2004              $24,107              $20,585             $26,799

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund - Class I Shares, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 12/31/04

                                                  SIX MONTHS                    ANNUALIZED
                                                    ENDED         --------------------------------------
                                                   12/31/04       ONE YEAR      FIVE YEAR       TEN YEAR
                                                  ----------      --------      ---------       --------
   AHA Limited Maturity Fixed Income
     Fund - Class I Shares                          0.92%          0.53%          4.67%          5.28%
   90 Day T-Bills                                   0.91%          1.44%          2.81%          4.02%
   Merrill Lynch 1-3 Year Treasury Index            0.98%          0.90%          4.93%          5.72%

90 Day T-Bills
--------------

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Merrill Lynch 1-3 Year Treasury Index
-------------------------------------

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

One cannot invest directly in an index.

AHA FULL MATURITY FIXED INCOME FUND
HYPOTHETICAL GROWTH OF $10,000

                  AHA Full Maturity Fixed          Lehman Government/Credit
     Date       Income Fund - Class I Shares    Intermediate Total Return Index
     ----       ----------------------------    -------------------------------
    10/20/88<F24>         $10,000                           $10,000
    12/31/88              $10,095                           $10,059
    12/31/89              $11,051                           $11,344
    12/31/90              $11,832                           $12,384
    12/31/91              $13,715                           $14,195
    12/31/92              $14,498                           $15,213
    12/31/93              $16,109                           $16,548
    12/31/94              $15,508                           $16,229
    12/31/95              $18,172                           $18,715
    12/31/96              $18,578                           $19,475
    12/31/97              $20,317                           $21,008
    12/31/98              $21,966                           $22,775
    12/31/99              $21,643                           $22,863
  12/31/2000              $23,961                           $25,173
  12/31/2001              $25,870                           $27,436
  12/31/2002              $28,155                           $30,129
  12/31/2003              $29,455                           $31,423
  12/31/2004              $30,569                           $32,380

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund - Class I Shares and the Lehman Government/Corporate Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 12/31/04

                                                       SIX MONTHS                    ANNUALIZED
                                                         ENDED         --------------------------------------
                                                        12/31/04       ONE YEAR      FIVE YEAR       TEN YEAR
                                                       ----------      --------      ---------       --------
   AHA Full Maturity Fixed Income
     Fund - Class A Shares                               3.75%           N/A            N/A            N/A
   AHA Full Maturity Fixed Income
     Fund - Class I Shares                               3.77%          3.77%          7.15%          7.02%
   Lehman Government/Corporate Intermediate
     Total Return Index                                  3.16%          3.04%          7.22%          7.17%

Class A Shares commenced operations on May 11, 2004. Total return since inception for the Class A Shares was 5.09% as of December 31, 2004.

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA BALANCED FUND
HYPOTHETICAL GROWTH OF $10,000

                                                                   Lehman
                                                             Government/Credit
                        AHA          Standard & Poor's       Intermediate Total
     Date          Balanced Fund      500 Stock Index           Return Index
     ----          -------------     -----------------       ------------------
    10/20/88*<F25>    $10,000             $10,000                 $10,000
    12/31/88          $10,015             $10,308                 $10,059
    12/31/89          $11,740             $13,574                 $11,344
    12/31/90          $11,147             $13,151                 $12,384
    12/31/91          $14,255             $17,160                 $14,195
    12/31/92          $14,978             $18,468                 $15,213
    12/31/93          $16,587             $20,328                 $16,548
    12/31/94          $16,268             $20,595                 $16,229
    12/31/95          $20,337             $28,320                 $18,715
    12/31/96          $24,007             $34,809                 $19,475
    12/31/97          $29,876             $46,410                 $21,008
    12/31/98          $32,515             $59,681                 $22,775
    12/31/99          $37,534             $72,235                 $22,863
  12/31/2000          $38,136             $65,669                 $25,173
  12/31/2001          $38,618             $57,881                 $27,436
  12/31/2002          $34,302             $45,091                 $30,129
  12/31/2003          $40,941             $58,022                 $31,423
  12/31/2004          $45,012             $64,350                 $32,380

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as the Standard & Poor's 500 Stock Index and the Lehman Government/Corporate Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 12/31/04

                                                       SIX MONTHS                    ANNUALIZED
                                                         ENDED         --------------------------------------
                                                        12/31/04       ONE YEAR      FIVE YEAR       TEN YEAR
                                                       ----------      --------      ---------       --------
   AHA Balanced Fund - Class I Shares                    6.94%           9.95%          3.70%         10.72%
   Standard & Poor's 500 Stock Index                     7.19%          10.90%         -2.26%         12.10%
   Lehman Government/Corporate Intermediate
     Total Return Index                                  3.16%           3.04%          7.22%          7.17%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA DIVERSIFIED EQUITY FUND
HYPOTHETICAL GROWTH OF $10,000

                        AHA Diversified Equity          Standard & Poor's
      Date              Fund - Class I Shares            500 Stock Index
      ----              ----------------------           ----------------
     10/20/88*<F26>            $10,000                       $10,000
     12/31/88                  $10,121                       $10,308
     12/31/89                  $12,053                       $13,574
     12/31/90                  $11,138                       $13,151
     12/31/91                  $14,996                       $17,160
     12/31/92                  $16,422                       $18,468
     12/31/93                  $18,067                       $20,328
     12/31/94                  $17,997                       $20,595
     12/31/95                  $24,067                       $28,320
     12/31/96                  $29,689                       $34,809
     12/31/97                  $39,674                       $46,410
     12/31/98                  $46,287                       $59,681
     12/31/99                  $55,997                       $72,235
   12/31/2000                  $54,363                       $65,669
   12/31/2001                  $53,248                       $57,881
   12/31/2002                  $42,814                       $45,091
   12/31/2003                  $55,301                       $58,022
   12/31/2004                  $62,776                       $64,350

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund - Class I Shares and the Standard & Poor's 500 Stock Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 12/31/04

                                                       SIX MONTHS                    ANNUALIZED
                                                         ENDED         --------------------------------------
                                                        12/31/04       ONE YEAR      FIVE YEAR       TEN YEAR
                                                       ----------      --------      ---------       --------
   AHA Diversified Equity Fund - Class A Shares          8.61%          13.23%          N/A            N/A
   AHA Diversified Equity Fund - Class I Shares          8.78%          13.53%         2.32%          13.31%
   Standard & Poor's 500 Stock Index                     7.19%          10.90%        -2.26%          12.10%

Class A Shares commenced operations on December 30, 2002. Total annualized return since inception for the Class A Shares was 21.01% as of December 31, 2004.

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

One cannot invest directly in an index.

AHA LIMITED MATURITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
CORPORATE BONDS - 48.8%

AEROSPACE & DEFENSE - 0.9%
United Technologies Corporation,
  4.875%, 11/01/2006                               $ 1,300,000    $  1,336,771
                                                                  ------------

BANKING - 5.6%
Bank of America Corporation,
  4.750%, 10/15/2006                                   860,000         881,122
The Bank of New York Company,
  Inc., 2.200%, 05/12/2006                           1,500,000       1,479,561
Bank One Corporation,
  6.875%, 08/01/2006                                 1,100,000       1,161,195
Bank One Corporation,
  4.125%, 09/01/2007                                 1,950,000       1,982,444
FleetBoston Financial Corporation,
  7.250%, 09/15/2005                                 1,245,000       1,281,366
HSBC Bank USA,
  2.590%, 09/21/2007 (2)<F28>                          725,000         725,876
Wells Fargo & Company,
  5.900%, 05/21/2006                                   750,000         777,596
                                                                  ------------
                                                                     8,289,160
                                                                  ------------

BUSINESS MACHINES & SOFTWARE - 2.2%
International Business
  Machines Corporation,
  6.450%, 08/01/2007 (4)<F30>                        2,400,000       2,568,290
Pitney Bowes Inc.,
  5.875%, 05/01/2006                                   745,000         768,983
                                                                  ------------
                                                                     3,337,273
                                                                  ------------

COMMUNICATIONS & MEDIA - 2.1%
Viacom Inc., 5.625%, 05/01/2007                      3,055,000       3,195,741
                                                                  ------------

FINANCIAL - 14.5%
American Express Company,
  6.875%, 11/01/2005                                   710,000         731,383
American Express Company,
  5.500%, 09/12/2006                                 1,000,000       1,036,160
American General
  Finance Corporation,
  5.875%, 07/14/2006                                 1,115,000       1,156,482
Caterpillar Financial Services
  Corporation, 5.950%, 05/01/2006                    1,830,000       1,893,814
Caterpillar Financial Services
  Corporation, 3.625%, 11/15/2007                      795,000         796,410
Conoco Funding Company,
  5.450%, 10/15/2006 (3)<F29>                        1,610,000       1,668,111
Countrywide Home Loans, Inc.,
  5.500%, 08/01/2006                                   350,000         361,062
Countrywide Home Loans, Inc.,
  5.625%, 05/15/2007 (4)<F30>                        1,925,000       2,009,126
FPL Group Capital Inc.,
  6.125%, 05/15/2007                                 1,925,000       2,036,173
Heller Financial, Inc.,
  6.375%, 03/15/2006                                 2,225,000       2,303,511
HSBC Finance Corporation,
  5.750%, 01/30/2007                                 1,855,000       1,937,299
International Lease Finance
  Corporation, 5.625%, 06/01/2007                    1,600,000       1,672,736
Unilever Capital Corp.,
  6.875%, 11/01/2005                                 1,530,000       1,577,632
Verizon Global Funding Corp.,
  6.125%, 06/15/2007                                 1,445,000       1,531,316
Washington Mutual Finance
  Corporation, 6.250%, 05/15/2006                      935,000         967,890
                                                                  ------------
                                                                    21,679,105
                                                                  ------------

FINANCIAL - INVESTMENT BANKING CORPORATIONS - 10.7%
The Bear Stearns Companies Inc.,
  3.000%, 03/30/2006                                 1,945,000       1,941,565
The Bear Stearns Companies Inc.,
  5.700%, 01/15/2007                                   735,000         765,663
Citigroup Inc., 6.750%, 12/01/2005                   1,650,000       1,703,066
Credit Suisse First Boston, Inc.,
  5.875%, 08/01/2006                                   500,000         519,850
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                   835,000         860,356
J.P. Morgan Chase & Co.,
  5.625%, 08/15/2006 (4)<F30>                        1,500,000       1,554,584
Lehman Brothers Holdings Inc.,
  6.625%, 02/05/2006 (4)<F30>                        1,520,000       1,574,916
Lehman Brothers Holdings Inc.,
  6.250%, 05/15/2006                                 1,000,000       1,041,076
Merrill Lynch & Co., Inc.,
  6.150%, 01/26/2006                                 1,225,000       1,261,821
Merrill Lynch & Co., Inc.,
  6.130%, 05/16/2006                                 1,255,000       1,304,529
Morgan Stanley,
  6.100%, 04/15/2006                                 1,315,000       1,362,043
Morgan Stanley,
  5.800%, 04/01/2007 (4)<F30>                        1,925,000       2,019,175
                                                                  ------------
                                                                    15,908,644
                                                                  ------------

FOOD & BEVERAGES - 3.5%
Bottling Group LLC,
  2.450%, 10/16/2006                                 1,400,000       1,379,193
Campbell Soup Company,
  6.900%, 10/15/2006 (4)<F30>                        1,115,000       1,178,318
Coca-Cola Enterprises Inc.,
  5.375%, 08/15/2006                                 1,040,000       1,073,350
Coca-Cola Enterprises Inc.,
  5.250%, 05/15/2007                                 1,520,000       1,580,998
                                                                  ------------
                                                                     5,211,859
                                                                  ------------

HEALTH CARE SERVICES - 1.5%
UnitedHealth Group Incorporated,
  5.200%, 01/17/2007                                 1,130,000       1,171,074
UnitedHealth Group Incorporated,
  3.375%, 08/15/2007                                 1,060,000       1,052,527
                                                                  ------------
                                                                     2,223,601
                                                                  ------------

INSURANCE - 0.6%
American International Group, Inc.,
  2.850%, 12/01/2005 (4)<F30>                          910,000         909,137
                                                                  ------------

MANUFACTURING - DIVERSIFIED - 1.2%
Honeywell International Inc.,
  6.875%, 10/03/2005                                 1,790,000       1,838,271
                                                                  ------------

METALS  - DIVERSIFIED - 0.8%
Alcoa Inc., 4.250%, 08/15/2007                       1,205,000       1,226,407
                                                                  ------------

OIL & GAS - 1.0%
ConocoPhillips,
  3.625%, 10/15/2007                                 1,425,000       1,426,754
                                                                  ------------

RETAIL - 1.8%
Target Corporation,
  5.950%, 05/15/2006                                 1,125,000       1,167,395
Target Corporation,
  5.500%, 04/01/2007                                 1,400,000       1,461,802
                                                                  ------------
                                                                     2,629,197
                                                                  ------------

TELECOMMUNICATIONS - 2.4%
BellSouth Corporation,
  5.000%, 10/15/2006                                 1,000,000       1,028,598
GTE Corporation,
  6.360%, 04/15/2006                                   850,000         882,023
SBC Communications Inc.,
  5.750%, 05/02/2006                                 1,625,000       1,677,635
                                                                  ------------
                                                                     3,588,256
                                                                  ------------
TOTAL CORPORATE BONDS
  (COST $73,174,508)                                                72,800,176
                                                                  ------------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 34.8%
Federal Home Loan Bank,
  2.500%, 12/15/2005 (4)<F30>                        8,215,000       8,180,423
Federal Home Loan Bank,
  2.875%, 08/15/2006 (4)<F30>                        5,950,000       5,924,873
Federal Home Loan Bank,
  2.875%, 09/15/2006 (4)<F30>                        3,010,000       3,000,564
Federal Home Loan
  Mortgage Corporation,
  2.125%, 11/15/2005 (4)<F30>                        7,690,000       7,635,570
Federal Home Loan
  Mortgage Corporation,
  1.875%, 02/15/2006 (4)<F30>                        7,440,000       7,347,476
Federal National
  Mortgage Association,
  1.875%, 09/15/2005 (4)<F30>                        2,125,000       2,111,071
Federal National
  Mortgage Association,
  2.875%, 10/15/2005                                 1,040,000       1,040,188
Federal National
  Mortgage Association,
  2.250%, 02/28/2006 (4)<F30>                        1,910,000       1,893,093
Federal National
  Mortgage Association,
  2.250%, 05/15/2006 (4)<F30>                        3,555,000       3,513,911
Federal National
  Mortgage Association,
  4.375%, 10/15/2006 (4)<F30>                        6,500,000       6,632,697
Federal National
  Mortgage Association,
  2.625%, 11/15/2006 (4)<F30>                        2,275,000       2,251,285
Federal National
  Mortgage Association,
  2.625%, 01/19/2007 (4)<F30>                        2,505,000       2,474,644
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $52,429,433)                                    52,005,795
                                                                  ------------

ASSET BACKED SECURITIES - 12.3%
Bank One Auto Securitization Trust,
  2003-1 A4, 2.430%, 03/22/2010                        725,000         708,910
Capital Auto Receivables Asset Trust,
  2003-3 A3A, 2.960%, 01/15/2008                       660,000         655,750
Capital Auto Receivables Asset Trust,
  2004-2 A3, 3.580%, 01/15/2009                      1,310,000       1,307,134
Chase Manhattan Auto Owner Trust,
  2003-A A4, 2.060%, 12/15/2009                      1,395,000       1,360,908
Citibank Credit Card Issuance Trust,
  2003-A2 A2, 2.700%, 01/15/2008                     1,205,000       1,200,393
Citibank Credit Card Issuance Trust,
  2004-A1 A1, 2.550%, 01/20/2009                     1,010,000         993,444
Daimler Chrysler Auto Trust,
  2003-A A4, 2.880%, 10/08/2009                      1,650,000       1,639,379
Honda Auto Receivables
  Owner Trust, 2002-4 A4,
  2.700%, 03/17/2008                                   880,000         875,494
Honda Auto Receivables
  Owner Trust, 2003-3 A4,
  2.770%, 11/21/2008                                   750,000         743,065
Honda Auto Receivables
  Owner Trust, 2004-3 A4,
  3.280%, 02/18/2010                                   770,000         760,321
Nissan Auto Receivables
  Owner Trust, 2002-C A4,
  3.330%, 01/15/2008                                   950,000         952,494
Nissan Auto Receivables
  Owner Trust, 2004-B A3,
  3.350%, 05/15/2008                                   885,000         885,702
Nissan Auto Receivables
  Owner Trust, 2003-B A4,
  2.050%, 03/16/2009                                   955,000         931,784
Toyota Auto Receivables
  Owner Trust, 2003-B A4,
  2.790%, 01/15/2010                                   945,000         937,279
Toyota Auto Receivables
  Owner Trust, 2003-A A4,
  2.200%, 03/15/2010                                   765,000         755,631
USAA Auto Owner Trust,
  2004-2 A3, 3.030%, 06/16/2008                      1,615,000       1,609,643
USAA Auto Owner Trust,
  2003-1 A4, 2.040%, 02/16/2010                        680,000         668,457
Wells Fargo Financial Auto
  Owner Trust, 2004-A A3,
  2.060%, 06/16/2008                                 1,415,000       1,398,656
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (COST $18,528,403)                                                18,384,444
                                                                  ------------

MORTGAGE BACKED SECURITIES - PRIVATE - 2.6%
Bear Stearns Commercial Mortgage
  Securities Inc., 2001-TOP2 A1,
  6.080%, 02/15/2035                                 1,247,247       1,308,650
GE Capital Commercial Mortgage
  Corporation, 2004-C2 A1,
  3.111%, 03/10/2040                                 1,458,505       1,436,515
GMAC Commercial Mortgage
  Securities Inc., 2004-C3 A2,
  3.950%, 12/10/2041                                 1,075,000       1,080,361
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $3,852,633)                                          3,825,526
                                                                  ------------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 0.0%
FNMA, Pool 527835,
  7.500%, 02/01/2030                                       955           1,024
FNMA, Pool 541946,
  7.500%, 07/01/2030                                       538             576
FNMA, Pool 584930,
  7.500%, 05/01/2031                                     1,952           2,092
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $3,593)                                              3,692
                                                                  ------------

SHORT-TERM INVESTMENTS - 0.8%
Toyota Motor Credit Corporation
  Commercial Paper,
  1.500%, 01/03/2005                                 1,242,000       1,241,896
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $1,241,896)                                                  1,241,896
                                                                  ------------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 39.2%

CERTIFICATES OF DEPOSIT - 2.1%
Natexis Banq Certificate of Deposit,
  2.358%, 07/12/2005                                 1,912,285       1,912,285
Rabobank Nederland Certificate of
  Deposit, 2.015%, 03/02/2005                        1,275,307       1,275,307
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $3,187,592)                                                  3,187,592
                                                                  ------------

COMMERCIAL PAPER - 9.4%
Concord Minutemen Capital
  Co. LLC, 2.380%, 01/11/2005
  (Cost $2,550,613, Acquired
  Date 12/10/2004) (1)<F27> (2)<F28>                 2,550,613       2,550,613
Ford Motown Notes Program
  Series 2002-1 Commercial Paper,
  2.071%, 01/20/2005 (2)<F28>                        2,537,478       2,537,478
The Goldman Sachs Group, Inc.
  Commercial Paper,
  2.393%, 04/22/2005 (2)<F28>                        2,550,613       2,550,613
Lakeside Funding LLC Commercial
  Paper, 2.400%, 01/10/2005                          2,550,614       2,550,614
Leafs LLC Commercial Paper,
  2.420%, 04/20/2005
  (Cost $1,275,307, Acquired
  Date 04/20/2004) (1)<F27> (2)<F28>                 1,275,307       1,275,307
Morgan Stanley Commercial Paper,
  2.393%, 03/11/2005 (2)<F28>                        2,550,614       2,550,614
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $14,015,239)                                                14,015,239
                                                                  ------------

MONEY MARKET FUNDS - 0.0%
Merrill Lynch Premier
  Institutional Fund                                     2,265           2,265
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $2,265)                                                          2,265
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 4.7%
Bayerische Landesbank,
  2.407%, 06/24/2005 (2)<F28>                        1,275,307       1,275,307
Metlife Global Funding, 2.458%,
  04/28/2008 (Cost $2,550,613,
  Acquired Date 04/09/2003) (1)<F27> (2)<F28>        2,550,613       2,550,613
Premium Asset Trust 03-2, 2.350%,
  06/01/2005 (Cost $1,275,307,
  Acquired 05/02/2003) (1)<F27> (2)<F28>             1,275,307       1,275,307
Sigma Finance Inc.,
  2.383%, 05/17/2005
  (Cost $1,912,578, Acquired
  Date 05/17/2004) (1)<F27> (2)<F28>                 1,912,578       1,912,578
                                                                  ------------
TOTAL OTHER SHORT-TERM
  INVESTMENTS (COST $7,013,805)                                      7,013,805
                                                                  ------------

REPURCHASE AGREEMENTS - 23.0%
CS First Boston Repurchase
  Agreement, 2.290%, 01/03/2005
  (Collateralized by Countrywide
  Alternative Loan Trust, Series
  2004-28CB Class 7A1,
  5.000%, 01/25/2020)                                2,486,848       2,486,848
CS First Boston Repurchase
  Agreement, 2.373%, 01/03/2005
  (Collateralized by Fannie Mae &
  Freddie Mac Collateralized
  Mortgage Obligations,
  2.650% - 11.800%,
  03/15/2016 - 05/15/2033)                           6,376,534       6,376,534
Morgan Stanley Repurchase
  Agreement, 2.340%, 01/03/2005
  (Collateralized by Government
  National Mortgage Association,
  Series 2003-98 Class TD, 4.500%,
  04/20/2030 & Government
  National Mortgage Association,
  Series 2003-59 Class E,
  4.430%, 06/16/2034)                               25,506,136      25,506,136
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $34,369,518)                                                34,369,518
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $58,588,419)                                        58,588,419
                                                                  ------------
TOTAL INVESTMENTS
  (COST $207,818,885) - 138.5%                                     206,849,948
                                                                  ------------
Liabilities, less Other Assets - (38.5)%                           (57,487,560)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $149,362,388
                                                                  ------------
                                                                  ------------

(1)<F27>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F28> Variable rate security. The rate shown is the rate in effect on December 31, 2004.
(3)<F29>  Foreign security.
(4)<F30> This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $57,243,495 at December 31, 2004.

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ---------         -----
CORPORATE BONDS - 34.4%*<F31>

AEROSPACE & DEFENSE - 0.4%*<F31>
Northrop Grumman Corporation,
  4.079%, 11/16/2006                                $   30,000     $    30,317
Raytheon Company,
  6.750%, 08/15/2007                                    23,000          24,793
Systems 2001 Asset Trust,
  6.664%, 09/15/2013 (Cost $67,835,
  Acquired 06/04/2001
  and 06/07/2001) (2)<F33>                              67,530          74,869
                                                                   -----------
                                                                       129,979
                                                                   -----------

AIRLINES - 0.5%*<F31>
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                   164,143         149,551
                                                                   -----------

AUTOMOBILES - 1.1%*<F31>
DaimlerChrysler NA Holding Corp,
  2.940%, 09/10/2007 (4)<F35> (5)<F36>                  80,000          80,324
DaimlerChrysler NA Holding Corp,
  7.300%, 01/15/2012 (5)<F36>                           90,000         102,315
Ford Motor Company,
  9.215%, 09/15/2021                                   125,000         144,344
                                                                   -----------
                                                                       326,983
                                                                   -----------

BANKING - 4.8%*<F31>
Bank of America Corporation,
  2.820%, 09/15/2014 (4)<F35>                          160,000         161,480
Bank One Corporation,
  10.000%, 08/15/2010                                   89,000         112,461
BSCH Issuances Ltd.,
  7.625%, 09/14/2010 (1)<F32>                          100,000         116,677
Dime Capital Trust I,
  9.330%, 05/06/2027                                    50,000          56,867
Dresdner Bank - New York,
  7.250%, 09/15/2015 (1)<F32> (5)<F36>                 150,000         175,695
HSBC Holdings plc,
  7.500%, 07/15/2009 (1)<F32>                          150,000         171,224
KfW Bankengruppe,
  3.375%, 01/23/2008 (1)<F32>                           80,000          79,971
NCNB Corporation,
  10.200%, 07/15/2015                                  100,000         136,969
Wachovia Corporation,
  6.300%, 04/15/2008 (4)<F35>                          150,000         161,052
Wachovia Corporation,
  3.625%, 02/17/2009                                   140,000         138,519
Wells Fargo & Company,
  2.590%, 09/15/2009 (4)<F35>                          170,000         170,024
                                                                   -----------
                                                                     1,480,939
                                                                   -----------

BUILDING PRODUCTS - 0.3%*<F31>
Hanson Australia Funding,
  5.250%, 03/15/2013 (1)<F32>                           75,000          76,535
                                                                   -----------

CHEMICALS - 0.2%*<F31>
The Dow Chemical Company,
  5.750%, 12/15/2008                                    40,000          42,631
E.I. du Pont de Nemours and
  Company, 4.125%, 04/30/2010                           30,000          30,280
                                                                   -----------
                                                                        72,911
                                                                   -----------

COMMUNICATIONS & MEDIA - 1.8%*<F31>
Comcast Cable Communications,
  Inc., 8.375%, 05/01/2007                              70,000          77,458
Cox Communications, Inc., 3.040%,
  12/14/2007 (Cost $70,057, Acquired
  12/10/2004 & 12/15/2004) (2)<F33> (4)<F35>            70,000          70,179
Historic TW Inc.,
  9.125%, 01/15/2013                                    50,000          64,374
Liberty Media Corporation,
  3.990%, 09/17/2006 (4)<F35>                           35,000          35,438
News America, Inc.,
  6.625%, 01/09/2008                                    60,000          64,800
Time Warner Inc.,
  6.875%, 05/01/2012                                   100,000         114,052
Turner Broadcasting System, Inc.,
  8.375%, 07/01/2013                                   110,000         135,752
                                                                   -----------
                                                                       562,053
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 0.1%*<F31>
Motorola, Inc., 4.608%, 11/16/2007                      40,000          40,817
                                                                   -----------

DRUGS - 0.1%*<F31>
Bristol-Myers Squibb Company,
  4.750%, 10/01/2006                                    40,000          40,918
                                                                   -----------

ENERGY - 3.8%*<F31>
Alabama Power Company,
  2.571%, 08/25/2009 (4)<F35>                           50,000          50,061
American Electric Power Company,
  Inc., 6.125%, 05/15/2006                              50,000          51,836
The Cleveland Electric Illuminating
  Company, 5.650%, 12/15/2013                          110,000         114,282
Dominion Resources, Inc.,
  5.700%, 09/17/2012 (5)<F36>                           50,000          53,023
DTE Energy Company,
  3.350%, 06/01/2007 (4)<F35>                           40,000          40,175
Exelon Corporation,
  6.750%, 05/01/2011                                    60,000          67,205
FirstEnergy Corp.,
  6.450%, 11/15/2011                                    10,000          10,880
Hydro-Quebec,
  6.300%, 05/11/2011 (1)<F32>                           20,000          22,328
Korea Electric Power Corporation,
  7.750%, 04/01/2013 (1)<F32>                           95,000         113,184
Korea Electric Power Corporation,
  6.750%, 08/01/2027 (1)<F32>                           75,000          82,247
Niagara Mohawk Power Corporation,
  7.750%, 10/01/2008                                    50,000          56,295
Pacific Gas and Electric Company,
  3.600%, 03/01/2009                                    70,000          68,903
Pacific Gas and Electric Company,
  6.050%, 03/01/2034                                    25,000          26,056
Progress Energy, Inc.,
  7.100%, 03/01/2011                                    70,000          78,796
PSI Energy, Inc.,
  7.850%, 10/15/2007                                   125,000         137,865
Sempra Energy,
  2.809%, 05/21/2008 (4)<F35>                           50,000          49,875
TXU Corp., 6.375%, 06/15/2006                           80,000          83,085
TXU Energy Co., 3.420%,
  01/17/2006 (Cost $50,000,
  Acquired 07/09/2004) (2)<F33> (4)<F35>                50,000          50,152
                                                                   -----------
                                                                     1,156,248
                                                                   -----------

FINANCIAL - 8.8%*<F31>
American General Finance
  Corporation, 8.450%, 10/15/2009                      100,000         117,261
American Honda Finance Corporation,
  2.398%, 12/06/2005 (Cost $20,000,
  Acquired 12/01/2004) (2)<F33> (3)<F34> (4)<F35>       20,000          19,998
American Honda Finance Corporation,
  2.200%, 10/22/2007 (Cost $40,000,
  Acquired 10/20/2004) (2)<F33> (4)<F35>                40,000          40,008
Amvescap Plc,
  5.900%, 01/15/2007 (1)<F32>                           50,000          52,343
Anadarko Finance Co.,
  6.750%, 05/01/2011 (1)<F32>                           80,000          90,215
Auburn Hills Trust,
  12.375%, 05/01/2020                                   55,000          86,449
Boeing Capital Corporation,
  5.750%, 02/15/2007                                    50,000          52,244
Caterpillar Financial Services
  Corporation, 3.450%, 01/15/2009                       50,000          49,216
CIT Group Inc.,
  2.530%, 05/18/2007 (4)<F35>                           80,000          80,055
CIT Group Inc.,
  3.375%, 04/01/2009 (5)<F36>                           75,000          72,924
Conoco Funding Company,
  5.450%, 10/15/2006 (1)<F32>                           10,000          10,361
Countrywide Home Loans, Inc.,
  2.540%, 11/16/2007 (4)<F35>                           20,000          20,002
Deutsche Telekom International
  Finance BV, 3.875%, 07/22/2008 (1)<F32>               50,000          49,955
Deutsche Telekom International
  Finance BV, 8.250%, 06/15/2030 (1)<F32>               75,000          99,330
Devon Financing Corporation,
  U.L.C., 6.875%, 09/30/2011                            80,000          90,728
Diageo Capital Plc,
  3.375%, 03/20/2008 (1)<F32>                           50,000          49,564
Ford Motor Credit Company,
  3.379%, 09/28/2007 (4)<F35>                          300,000         298,059
General Electric Capital Corporation,
  2.219%, 07/28/2008 (4)<F35>                           10,000          10,019
General Electric Capital Corporation,
  2.510%, 11/21/2011 (4)<F35>                          250,000         250,604
General Electric Capital Corporation,
  6.000%, 06/15/2012                                    75,000          81,876
General Electric Capital Corporation,
  2.750%, 09/15/2014 (4)<F35>                           20,000          20,057
General Motors Acceptance
  Corporation, 3.560%, 01/16/2007 (4)<F35>              30,000          29,695
General Motors Acceptance
  Corporation, 3.680%, 09/23/2008 (4)<F35>             220,000         214,610
HSBC Finance Corporation,
  2.625%, 11/16/2009 (4)<F35>                           20,000          20,041
John Deere Capital Corporation,
  3.900%, 01/15/2008                                    50,000          50,391
National Rural Utilities Cooperative
  Finance Corporation,
  6.000%, 05/15/2006                                    50,000          51,808
National Rural Utilities Cooperative
  Finance Corporation,
  3.875%, 02/15/2008                                   100,000         100,472
Petrozuata Finance, Inc., 8.220%,
  04/01/2017 (Cost $22,814, Acquired
  09/23/1999 & 01/18/2000) (1)<F32> (2)<F33>            30,000          30,113
Sprint Capital Corporation,
  4.780%, 08/17/2006 (4)<F35>                          150,000         152,934
Sprint Capital Corporation,
  7.625%, 01/30/2011                                    75,000          87,186
Telecom Italia Capital, 4.000%,
  01/15/2010 (Cost $99,739,
  Acquired 09/28/2004) (1)<F32> (2)<F33>               100,000          98,159
Toyota Motor Credit Corporation,
  2.800%, 01/18/2006                                    40,000          39,836
Wharf International Finance Ltd.,
  7.625%, 03/13/2007 (1)<F32>                          175,000         188,329
                                                                   -----------
                                                                     2,704,842
                                                                   -----------

FINANCIAL - INVESTMENT BANKING
  CORPORATIONS - 3.9%*<F31>
The Bear Stearns Companies Inc.,
  2.875%, 07/02/2008                                    50,000          48,398
Citigroup Inc., 5.625%, 08/27/2012                      20,000          21,332
Citigroup Inc.,
  2.480%, 11/05/2014 (4)<F35>                          200,000         200,813
Credit Suisse First Boston,
  6.125%, 11/15/2011                                   100,000         109,201
The Goldman Sachs Group, Inc.,
  2.430%, 07/23/2009 (4)<F35>                           80,000          80,368
The Goldman Sachs Group, Inc.,
  5.150%, 01/15/2014 (5)<F36>                           75,000          76,142
The Goldman Sachs Group, Inc.,
  3.149%, 09/29/2014 (4)<F35>                           70,000          70,543
J.P. Morgan Chase & Co.,
  2.750%, 10/02/2009 (4)<F35>                           90,000          90,229
J.P. Morgan Chase & Co.,
  5.750%, 01/02/2013 (5)<F36>                           90,000          95,523
J.P. Morgan Chase & Co.,
  3.500%, 09/30/2034 (4)<F35>                           40,000          40,000
Lehman Brothers Holdings Inc.,
  2.350%, 11/10/2009 (4)<F35>                          120,000         120,292
Merrill Lynch & Co., Inc.,
  3.120%, 01/15/2015 (4)<F35>                          110,000         110,278
Morgan Stanley,
  2.940%, 01/15/2010 (4)<F35>                          140,000         140,368
                                                                   -----------
                                                                     1,203,487
                                                                   -----------

FOOD & BEVERAGES - 1.1%*<F31>
General Mills, Inc.,
  6.449%, 10/15/2006                                    50,000          52,490
General Mills, Inc.,
  5.125%, 02/15/2007                                    40,000          41,089
Kraft Foods Inc.,
  5.625%, 11/01/2011                                   140,000         148,462
Pepsi Bottling Holdings, Inc.,
  5.625%, 02/17/2009 (Cost $52,494,
  Acquired 06/29/2004) (2)<F33>                         50,000          53,354
Sara Lee Corporation,
  2.750, 06/15/2008                                     50,000          48,462
                                                                   -----------
                                                                       343,857
                                                                   -----------

HEALTH CARE SERVICES - 0.2%*<F31>
WellPoint Inc., 3.750%,
  12/14/2007 (Cost $49,961,
  Acquired 12/06/2004) (2)<F33>                         50,000          50,008
                                                                   -----------

INDUSTRIAL - 0.4%*<F31>
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $103,351,
  Acquired 07/16/1998) (2)<F33> (3)<F34>               103,351         109,218
                                                                   -----------

INSURANCE - 0.9%*<F31>
Ace Ina Holdings,
  8.300%, 08/15/2006                                    60,000          64,167
Aon Corporation,
  8.650%, 05/15/2005                                   100,000         101,937
Protective Life Corporation,
  4.300%, 06/01/2013                                   100,000          95,954
                                                                   -----------
                                                                       262,058
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.9%*<F31>
Tyco International Group SA,
  6.375%, 10/15/2011 (1)<F32>                          185,000         204,534
Tyco International Group SA,
  6.000%, 11/15/2013 (1)<F32>                           50,000          54,567
                                                                   -----------
                                                                       259,101
                                                                   -----------

OIL & GAS - 1.7%*<F31>
Amerada Hess Corporation,
  7.375%, 10/01/2009                                    50,000          55,919
Apache Corporation,
  6.250%, 04/15/2012                                    50,000          56,022
ConocoPhillips, 4.750%, 10/15/2012                      70,000          71,486
Occidental Petroleum Corporation,
  6.750%, 01/15/2012                                    60,000          68,207
Pemex Project Funding Master Trust,
  3.790%, 06/15/2010 (Cost $100,371,
  Acquired 06/29/2004) (2)<F33> (4)<F35>               100,000         102,850
Pemex Project Funding Master Trust,
  9.125%, 10/13/2010                                    50,000          60,075
Texas Eastern Transmission, LP,
  5.250%, 07/15/2007                                    50,000          51,746
XTO Energy, Inc.,
  7.500%, 04/15/2012                                    40,000          46,875
                                                                   -----------
                                                                       513,180
                                                                   -----------

PAPER & FORESTRY - 0.4%*<F31>
MeadWestvaco Corporation,
  6.850%, 04/01/2012 (5)<F36>                           50,000          56,616
Weyerhaeuser Company,
  6.750%, 03/15/2012                                    60,000          67,708
                                                                   -----------
                                                                       124,324
                                                                   -----------

REAL ESTATE - 0.2%*<F31>
EOP Operating Limited Partnership,
  6.750%, 02/15/2012                                    50,000          55,739
                                                                   -----------

RETAIL - 0.2%*<F31>
Target Corporation,
  5.400%, 10/01/2008                                    50,000          52,884
                                                                   -----------

TELECOMMUNICATIONS - 1.9%*<F31>
AT&T Wireless Services Inc.,
  7.500%, 05/01/2007                                    50,000          54,337
AT&T Wireless Services Inc.,
  8.125%, 05/01/2012                                    85,000         102,898
AT&T Wireless Services Inc.,
  8.750%, 03/01/2031                                    25,000          33,811
BellSouth Corporation,
  5.200%, 12/15/2016                                    60,000          60,199
British Telecommunications Plc,
  7.625%, 12/15/2005 (1)<F32>                           70,000          73,026
British Telecommunications Plc,
  8.625%, 12/15/2030 (1)<F32>                          100,000         134,304
France Telecom SA,
  7.200%, 03/01/2006 (1)<F32>                           40,000          42,010
Pacific Bell, 6.125%, 02/15/2008                        50,000          53,254
Vodafone Group Plc,
  3.950%, 01/30/2008 (1)<F32>                           40,000          40,308
                                                                   -----------
                                                                       594,147
                                                                   -----------

TRANSPORTATION SERVICES - 0.5%*<F31>
FedEx Corp., 9.650%, 06/15/2012                        125,000         162,558
                                                                   -----------

WASTE DISPOSAL - 0.2%*<F31>
Waste Management, Inc.,
  7.375%, 08/01/2010                                    60,000          68,855
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $10,202,207)                                                10,541,192
                                                                   -----------

REVENUE BONDS - 0.2%*<F31>
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                         50,199          49,475
                                                                   -----------
TOTAL REVENUE BONDS
  (COST $50,619)                                                        49,475
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 1.3%*<F31>
National Bank of Hungary,
  8.875%, 11/01/2013 (1)<F32>                           75,000          98,111
Republic of Italy,
  4.375%, 10/25/2006 (1)<F32>                           40,000          40,712
Russian Federation,
  5.000%, 03/31/2030 (1)<F32> (4)<F35>                 120,000         124,188
United Mexican States,
  9.875%, 02/01/2010 (1)<F32>                           50,000          61,575
United Mexican States,
  8.375%, 01/14/2011 (1)<F32>                           70,000          82,390
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $371,086)                                                      406,976
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 8.2%*<F31>
Federal Home Loan Bank,
  2.750%, 05/15/2006 (5)<F36>                           40,000          39,824
Federal Home Loan
  Mortgage Corporation,
  6.625%, 09/15/2009 (5)<F36>                        1,475,000       1,651,233
Federal National Mortgage
  Association, 6.000%, 05/15/2011                       60,000          66,100
Federal National Mortgage
  Association, 6.125%, 03/15/2012 (5)<F36>             200,000         222,539
Federal National Mortgage
  Association, 4.625%, 05/01/2013                       40,000          39,916
Federal National Mortgage
  Association, 2.800%, 03/01/2019 (4)<F35>             160,000         158,665
Federal National Mortgage
  Association, 3.000%, 04/26/2019 (4)<F35>              70,000          69,426
SLM Corporation,
  4.650%, 04/01/2009 (4)<F35>                           50,000          49,895
Tennessee Valley Authority,
  5.625%, 01/18/2011                                    10,000          10,757
Tennessee Valley Authority,
  6.790%, 05/23/2012                                   110,000         126,848
Tennessee Valley Authority,
  6.250%, 12/15/2017                                    80,000          90,407
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $2,530,633)                                      2,525,610
                                                                   -----------

U.S. TREASURY SECURITIES - 17.3%*<F31>

U.S. TREASURY BONDS - 7.2%*<F31>
United States Treasury Bond,
  9.875%, 11/15/2015 (5)<F36>                          225,000         332,473
United States Treasury Bond,
  9.250%, 02/15/2016 (5)<F36>                          225,000         321,249
United States Treasury Bond,
  6.250%, 08/15/2023 (5)<F36>                        1,200,000       1,405,266
United States Treasury Inflation
  Index Bond, 3.875%, 04/15/2029                       116,104         159,362
                                                                   -----------
                                                                     2,218,350
                                                                   -----------

U.S. TREASURY NOTES - 9.6%*<F31>
United States Treasury Inflation
  Index Note, 0.875%, 04/15/2010 (5)<F36>              292,178         289,427
United States Treasury Inflation
  Index Note, 2.000%, 01/15/2014 (5)<F36>              165,277         171,113
United States Treasury Inflation
  Index Note, 2.000%, 07/15/2014                       121,510         125,402
United States Treasury Inflation
  Index Note, 2.375%, 01/15/2025 (5)<F36>              111,384         119,142
United States Treasury Note,
  2.500%, 09/30/2006 (5)<F36>                          150,000         148,752
United States Treasury Note,
  2.500%, 10/31/2006 (5)<F36>                          360,000         356,752
United States Treasury Note,
  3.625%, 07/15/2009 (5)<F36>                           30,000          30,096
United States Treasury Note,
  3.500%, 08/15/2009 (5)<F36>                          545,000         543,681
United States Treasury Note,
  6.000%, 08/15/2009 (5)<F36>                           90,000          99,288
United States Treasury Note,
  3.375%, 10/15/2009 (5)<F36>                           50,000          49,523
United States Treasury Note,
  3.500%, 12/15/2009 (5)<F36>                           40,000          39,819
United States Treasury Note,
  5.750%, 08/15/2010 (5)<F36>                           95,000         104,623
United States Treasury Note,
  4.250%, 08/15/2013 (5)<F36>                           35,000          35,287
United States Treasury Note,
  4.250%, 11/15/2013 (5)<F36>                          410,000         412,707
United States Treasury Note,
  4.750%, 05/15/2014                                    90,000          93,818
United States Treasury Note,
  4.250%, 08/15/2014                                    80,000          80,203
United States Treasury Note,
  4.250%, 11/15/2014                                   239,000         239,700
                                                                   -----------
                                                                     2,939,333
                                                                   -----------

U.S. TREASURY STRIPS - 0.5%*<F31>
United States Treasury Strip,
  0.000%, 02/15/2023 (5)<F36>                          350,000         140,551
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $5,121,815)                                                  5,298,234
                                                                   -----------

ASSET BACKED SECURITIES - 11.1%*<F31>
Ace Securities Corp., 2004-SD1 A1,
  2.908%, 11/25/2033 (3)<F34> (4)<F35>                  95,487          95,487
Ameriquest Mortgage Securities
  Inc., 2002-5 AV3, 2.888%,
  02/25/2033 (4)<F35>                                   21,522          21,565
Ameriquest Mortgage Securities
  Inc., 2003-AR3 A2, 2.788%,
  10/25/2033 (4)<F35>                                   97,225          97,376
CDC Mortgage Capital Trust,
  2002-HE3 A, 2.908%,
  03/25/2033 (4)<F35>                                   12,143          12,194
Chase Credit Card Master Trust,
  2003-6 A, 2.513%, 02/15/2011 (4)<F35>                300,000         300,957
Citifinancial Mortgage Securities Inc.,
  2004-1 AF2, 2.645%, 04/25/2034                       150,000         145,296
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                         32,571          32,526
Contimortgage Home Equity Loan
  Trust, 1997-2 A9, 7.090%,
  04/15/2028                                            53,948          55,435
Daimler Chrysler Master Owner
  Trust, 2004-A A, 2.428%,
  01/15/2009 (4)<F35>                                  275,000         275,311
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A, 3.018%,
  05/25/2028 (Cost $77,210,
  Acquired 06/28/1999) (2)<F33> (4)<F35>                77,210          76,504
GMAC Mortgage Corporation
  Loan Trust, 2004-GH1 A6,
  4.810%, 07/25/2035                                   150,000         151,001
Green Tree Financial Corporation,
  1997-7 A6, 6.760%, 07/15/2029                        200,639         213,778
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                   265,790         266,450
Home Equity Asset Trust, 2002-4 A3,
  2.898%, 03/25/2033 (4)<F35>                           11,771          11,804
Home Equity Mortgage Trust,
  2003-5 A1, 2.838%, 01/25/2034 (4)<F35>                21,603          21,658
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                        86,968          86,885
MBNA Credit Card Master Note
  Trust, 2003-A3 A3,
  2.600%, 08/16/2010 (4)<F35>                          300,000         301,032
New Century Home Equity Loan
  Trust, 2003-5 AI3, 3.560%,
  11/25/2033                                           150,000         149,960
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                   130,000         132,303
Residential Asset Mortgage
  Products, Inc., 2003-RS7 AI3,
  3.680%, 09/25/2027                                   150,000         149,341
Residential Asset Securities
  Corporation, 2003-KS5 AI6,
  3.620%, 07/25/2033                                   200,000         191,018
Residential Asset Securities
  Corporation, 2003-KS11 AI3,
  3.320%, 02/25/2029                                   150,000         149,412
Residential Asset Securities
  Corporation, 2004-KS2 AI3,
  3.020%, 05/25/2029                                   125,000         122,891
Residential Asset Securities
  Corporation, 2004-KS5 AI3,
  4.030%, 04/25/2030                                   150,000         150,237
Residential Funding Mortgage
  Securities, Inc., 2003-HS3 A2B,
  2.708%, 08/25/2033 (4)<F35>                           48,948          48,951
Structured Asset Investment
  Loan Trust, 2003-BC9 3A1,
  2.668%, 08/25/2033 (4)<F35>                           35,478          35,521
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                         97,542          98,467
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $3,374,332)                                                  3,393,360
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 4.7%*<F31>
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                       132,754         137,067
Bear Stearns Adjustable Rate
  Mortgage Trust, 2004-4 A6,
  3.516%, 06/25/2034                                   100,000          97,762
Bear Stearns Asset Backed
  Securities, Inc., 2003-AC1 A1,
  4.103%, 05/25/2033                                    51,747          51,731
Commercial Mortgage Acceptance
  Corporation, 1997-ML1 A4,
  6.735%, 12/15/2030                                    82,992          88,494
Countrywide Home Loans, 2004-20
  2A1, 4.094%, 09/25/2034 (3)<F34> (4)<F35>             83,459          85,885
Deutsche Mortgage and Asset
  Receiving Corp., 1998-C1 A2,
  6.538%, 06/15/2031                                    95,862         102,014
Deutsche Mortgage Securities, Inc.,
  2004-4 1A3, 4.940%, 04/25/2034                       150,000         150,877
GE Capital Commercial Mortgage
  Corporation, 2002-3A A2,
  4.996%, 12/10/2037                                   150,000         154,351
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                    81,772          86,561
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                   125,000         120,544
GMAC Mortgage Corporation
  Loan Trust, 2004-J4 A2,
  5.500%, 08/25/2014                                   146,187         149,228
MLCC Mortgage Investors, Inc.,
  2003-F A3, 3.750%, 10/25/2028 (4)<F35>                43,220          44,043
Nomura Asset Securities
  Corporation, 1996-MD5 A1B,
  7.120%, 04/13/2039                                   170,000         177,612
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,433,260)                                          1,446,169
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 15.7%*<F31>
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                    8,461           9,224
FHLMC, Pool 1B2677,
  4.105%, 01/01/2035                                    60,000          59,916
FHLMC, Pool 1B2683,
  4.088%, 01/01/2035                                    33,000          32,948
FHLMC, Pool 1B2692,
  4.494%, 12/01/2034                                   100,000         101,027
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                    37,469          37,494
FHLMC, Series 2141 Class N,
  5.550%, 11/15/2027                                   110,053         111,652
FHLMC, Series 2277 Class B,
  7.500%, 01/15/2031                                    56,272          56,990
FHLMC, Series 2531 Class N,
  4.000%, 07/15/2027                                    60,141          60,191
FHLMC, Series 2533 Class PC,
  5.000%, 10/15/2017                                   125,000         126,796
FHLMC, Series 2539 Class QB,
  5.000%, 09/15/2015                                   175,000         178,891
FHLMC, Series 2544 Class QB,
  5.000%, 09/15/2015                                   150,000         153,442
FHLMC, Series 2567 Class OD,
  5.000%, 08/15/2015                                   125,000         127,799
FHLMC, Series 2804 Class VC,
  5.000%, 07/15/2021                                   196,217         196,578
FHLMC, Series 2835 Class VK,
  5.500%, 11/15/2012                                   145,114         149,655
FHLMC Gold, Pool C00689,
  6.500%, 12/01/2028                                    29,423          30,942
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                    46,792          49,186
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                   179,103         188,265
FHLMC Gold, Pool C20300,
  6.500%, 01/01/2029                                    38,002          39,964
FHLMC Gold, Pool E01251,
  5.500%, 11/01/2017                                   122,674         126,899
FHLMC Gold, Pool E01280,
  5.000%, 12/01/2017                                    96,950          98,598
FNMA, Pool 251813,
  6.500%, 07/01/2028                                    28,408          29,861
FNMA, Pool 251967,
  6.500%, 09/01/2028                                    35,486          37,301
FNMA, Pool 252162,
  6.500%, 12/01/2028                                    31,650          33,269
FNMA, Pool 252570,
  6.500%, 07/01/2029                                    68,656          72,140
FNMA, Pool 252645,
  6.500%, 08/01/2029                                    30,153          31,684
FNMA, Pool 253183,
  7.500%, 04/01/2030                                     5,180           5,555
FNMA, Pool 253398,
  8.000%, 08/01/2030                                    25,084          27,206
FNMA, Pool 254088,
  5.500%, 12/01/2016                                   112,480         116,469
FNMA, Pool 254509,
  5.000%, 10/01/2017                                   111,697         113,659
FNMA, Pool 254510,
  5.000%, 11/01/2017                                   131,689         134,003
FNMA, Pool 254545,
  5.000%, 12/01/2017                                    84,293          85,774
FNMA, Pool 254631,
  5.000%, 02/01/2018                                   170,929         173,931
FNMA, Pool 254907,
  5.000%, 10/01/2018                                   281,708         286,574
FNMA, Pool 254949,
  5.000%, 11/01/2033                                   132,757         132,020
FNMA, Pool 254953,
  5.000%, 11/01/2018                                   100,570         102,307
FNMA, Pool 303168,
  9.500%, 02/01/2025                                    15,288          17,256
FNMA, Pool 585226,
  6.500%, 05/01/2031                                    21,817          22,910
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                   101,571         106,667
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                    90,606          94,272
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                    40,605          42,517
FNMA, Series 2002-68 Class KG,
  4.750%, 12/25/2014                                    46,151          46,421
FNMA, Series 2002-70 Class PL,
  5.000%, 04/25/2015                                   143,334         144,734
FNMA, Series 2002-95 Class MD,
  5.000%, 07/25/2026                                   150,000         151,867
FNMA, Series 2003-16 Class PC,
  5.000%, 10/25/2015                                   150,000         153,141
FNMA, Series 2003-18 Class GB,
  5.000%, 03/25/2016                                   150,000         153,009
FNMA, Series 2003-31 Class KG,
  4.500%, 12/25/2028                                   175,000         177,669
FNMA, Series 2003-44 Class AB,
  3.750%, 05/25/2033                                    47,541          47,078
GNMA, Pool 2714,
  6.500%, 02/20/2029                                    97,683         102,773
GNMA, Pool 479168,
  8.000%, 02/15/2030                                    81,291          88,280
GNMA, Pool 780315,
  9.500%, 12/15/2017                                    33,116          37,234
GNMA, Pool 780678,
  6.500%, 11/15/2027                                    85,431          90,293
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $4,793,103)                                      4,794,331
                                                                   -----------

SHORT-TERM INVESTMENTS - 7.5%*<F31>

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.5%*<F31>
Federal Home Loan Bank Discount
  Note, 0.850%, 01/03/2005                           2,258,000       2,257,893
Federal National Mortgage
  Association Discount Note,
  2.360%, 04/01/2005                                    45,000          44,734
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,302,673)                                                  2,302,627
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 24.6%*<F31>

CERTIFICATES OF DEPOSIT - 1.3%*<F31>
Natexis Banq Certificate of Deposit,
  2.358%, 07/12/2005                                   246,365         246,365
Rabobank Nederland Certificate of
  Deposit, 2.015%, 03/02/2005                          164,302         164,302
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $410,667)                                                      410,667
                                                                   -----------

COMMERCIAL PAPER - 5.9%*<F31>
Concord Minutemen Capital Co. LLC,
  2.380%, 01/11/2005 (Cost $328,603,
  Acquired Date 12/10/2004) (2)<F33> (4)<F35>          328,603         328,603
Ford Motown Notes Program Series
  2002-1 Commercial Paper,
  2.071%, 01/20/2005 (4)<F35>                          326,912         326,912
The Goldman Sachs Group, Inc.
  Commercial Paper,
  2.393%, 04/22/2005 (4)<F35>                          328,603         328,603
Lakeside Funding LLC Commercial
  Paper, 2.400%, 01/10/2005 (4)<F35>                   328,603         328,603
Leafs LLC Commercial Paper,
  2.420%, 04/20/2005
  (Cost $164,302, Acquired
  Date 04/20/2004) (2)<F33> (4)<F35>                   164,302         164,302
Morgan Stanley Commercial Paper,
  2.393%, 03/11/2005 (4)<F35>                          328,603         328,603
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $1,805,626)                                                  1,805,626
                                                                   -----------

MONEY MARKET FUNDS - 0.0%*<F31>
Merrill Lynch Premier
  Institutional Fund                                       292             292
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $292)                                                              292
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 2.9%*<F31>
Bayerische Landesbank,
  2.407%, 06/24/2005 (4)<F35>                          164,302         164,302
Metlife Global Funding,
  2.458%, 04/28/2008 (Cost $328,603,
  Acquired Date 04/09/2003) (2)<F33> (4)<F35>          328,603         328,603
Premium Asset Trust 03-2, 2.350%,
  06/01/2005 (Cost $164,302,
  Acquired 05/02/2003) (2)<F33> (4)<F35>               164,302         164,302
Sigma Finance Inc., 2.383%,
  05/17/2005 (Cost $246,403,
  Acquired Date 05/17/2004) (2)<F33> (4)<F35>          246,403         246,403
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $903,610)                                                      903,610
                                                                   -----------

REPURCHASE AGREEMENTS - 14.5%*<F31>
CS First Boston Repurchase
  Agreement, 2.290%, 01/03/2005
  (Collateralized by Countrywide
  Alternative Loan Trust, Series
  2004-28CB Class 7A1, 5.000%,
  01/25/2020)                                          320,388         320,388
CS First Boston Repurchase
  Agreement, 2.373%, 01/03/2005
  (Collateralized by Fannie Mae &
  Freddie Mac Collateralized
  Mortgage Obligations, 2.650% -
  11.800%, 03/15/2016 - 05/15/2033)                    821,508         821,508
Morgan Stanley Repurchase
  Agreement, 2.340%, 01/03/2005
  (Collateralized by Government
  National Mortgage Association,
  Series 2003-98 Class TD, 4.500%,
  04/20/2030 & Government
  National Mortgage Association,
  Series 2003-59 Class E,
  4.430%, 06/16/2034)                                3,286,032       3,286,032
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $4,427,928)                                                  4,427,928
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $7,548,123)                                          7,548,123
                                                                   -----------
TOTAL INVESTMENTS
  (COST $37,727,851)                                               $38,306,097
                                                                   -----------
                                                                   -----------

*<F31>     Calculated as a percentage of net assets.
(1)<F32>   Foreign security.
(2)<F33>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F34>   Fair valued security.
(4)<F35> Variable rate security. The rate shown is the rate in effect on December 31, 2004.
(5)<F36> This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $7,398,276 at December 31, 2004.

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

CONTRACTS (1,000 SHARES PER CONTRACT)                                    VALUE
-------------------------------------                                    -----
CALL OPTIONS
          20 Year Treasury Note Future, March 2005:
     4    Expiration February 18, 2005,
            Exercise Price $115.00 (1)<F37>                             $2,188
          20 Year Treasury Note Future, June 2005:
     2    Expiration May 20, 2005,
            Exercise Price $118.00 (1)<F37>                              1,094
                                                                        ------
                                                                         3,282
                                                                        ------
PUT OPTIONS
          10 Year Treasury Note Future, March 2005:
     3    Expiration February 18, 2005,
            Exercise Price $102.00 (1)<F37>                                 47
     6    Expiration February 18, 2005,
            Exercise Price $109.00                                       1,031
          20 Year Treasury Note Future, March 2005:
     4    Expiration February 18, 2005,
            Exercise Price $109.00 (1)<F37>                              1,750
                                                                        ------
                                                                         2,828
                                                                        ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $9,749)                                            $6,110
                                                                        ------
                                                                        ------

(1)<F37>   Fair valued security.

                     See Notes to the Financial Statements.

AHA BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCKS - 60.7%

AEROSPACE & DEFENSE - 0.1%
The Boeing Company                                         400     $    20,708
                                                                   -----------

AGRICULTURAL OPERATIONS - 0.1%
Monsanto Company                                           400          22,220
                                                                   -----------

APPLIANCES - 0.1%
Whirlpool Corporation (5)<F43>                             200          13,842
                                                                   -----------

AUTOMOBILES - 0.2%
Ford Motor Company (5)<F43>                              2,800          40,992
                                                                   -----------

BANKING - 3.5%
Bank of America Corporation                              5,400         253,746
Fifth Third Bancorp                                      4,200         198,576
National City Corporation                                1,000          37,550
Wachovia Corporation (5)<F43>                            1,100          57,860
Wells Fargo & Company (5)<F43>                           1,100          68,365
                                                                   -----------
                                                                       616,097
                                                                   -----------

BIOTECHNOLOGY - 0.2%
Biogen Idec Inc *<F38>                                     400          26,644
Millipore Corporation *<F38>                               300          14,943
                                                                   -----------
                                                                        41,587
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.1%
Eagle Materials Inc.                                         1              86
Louisiana-Pacific Corporation (5)<F43>                     700          18,718
                                                                   -----------
                                                                        18,804
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 1.3%
International Business
  Machines Corporation (5)<F43>                            900          88,722
Pitney Bowes Inc.                                        2,600         120,328
Xerox Corporation *<F38> (5)<F43>                        1,300          22,113
                                                                   -----------
                                                                       231,163
                                                                   -----------

BUSINESS SERVICES - 0.2%
Cendant Corporation (5)<F43>                             1,700          39,746
Deluxe Corporation                                         300          11,199
                                                                   -----------
                                                                        50,945
                                                                   -----------

CHEMICALS - 0.3%
Ashland Inc.                                               300          17,514
The Dow Chemical Company                                   200           9,902
Eastman Chemical Company (5)<F43>                          300          17,319
                                                                   -----------
                                                                        44,735
                                                                   -----------

COMMUNICATION & MEDIA - 4.3%
Comcast Corporation - Class A *<F38>                       300           9,984
The DIRECTV Group, Inc. *<F38> (5)<F43>                  9,000         150,660
Fox Entertainment Group,
  Inc. - Class A *<F38>                                  8,000         250,080
Time Warner Inc. *<F38> (5)<F43>                         3,200          62,208
Viacom Inc. - Class B                                    6,400         232,896
The Walt Disney Company (5)<F43>                         2,100          58,380
                                                                   -----------
                                                                       764,208
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 0.4%
Motorola, Inc.                                           1,100          18,920
QUALCOMM Inc                                             1,300          55,120
                                                                   -----------
                                                                        74,040
                                                                   -----------

COMPUTER SERVICES - 0.4%
Computer Sciences Corporation *<F38> (5)<F43>              400          22,548
NCR Corporation *<F38> (5)<F43>                            300          20,769
Symantec Corporation *<F38> (5)<F43>                      1000          25,760
                                                                   -----------
                                                                        69,077
                                                                   -----------

COMPUTERS - 0.3%
Apple Computer, Inc. *<F38>                                600          38,640
Dell Inc. *<F38>                                           300          12,642
                                                                   -----------
                                                                        51,282
                                                                   -----------

CONSUMER PRODUCTS - 2.0%
American Greetings
  Corporation - Class A                                    600          15,210
The Black & Decker Corporation (5)<F43>                    200          17,666
Brunswick Corporation                                      400          19,800
Kimberly-Clark Corporation                                 700          46,067
Mattel, Inc.                                             9,100         177,359
The Procter & Gamble Company                              1400          77,112
                                                                   -----------
                                                                       353,214
                                                                   -----------

DRUGS - 5.9%
Abbott Laboratories                                      5,500         256,575
GlaxoSmithKline plc - ADR (1)<F39> (5)<F43>              6,500         308,035
Johnson & Johnson (5)<F43>                               1,492          94,623
Pfizer Inc.                                              1,420          38,184
Wyeth                                                    8,300         353,497
                                                                   -----------
                                                                     1,050,914
                                                                   -----------

ENERGY - 0.6%
Edison International                                       700          22,421
KeySpan Corporation                                        400          15,780
PG&E Corporation *<F38> (5)<F43>                           600          19,968
Sempra Energy                                              500          18,340
TXU Corp. (5)<F43>                                         500          32,280
                                                                   -----------
                                                                       108,789
                                                                   -----------

ENGINEERING SERVICES - 1.1%
Jacobs Engineering Group Inc. *<F38>                     4,050         193,550
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 2.1%
The Bear Stearns Companies Inc.                            200          20,462
Citigroup Inc.                                             866          41,724
The Goldman Sachs Group, Inc. (5)<F43>                     700          72,828
J.P. Morgan Chase & Co.                                    200           7,802
Lehman Brothers Holdings Inc.                              400          34,992
Morgan Stanley                                           3,700         205,424
                                                                   -----------
                                                                       383,232
                                                                   -----------

FINANCIAL SERVICES - 2.5%
Capital One Financial Corporation (5)<F43>                 400          33,684
CIT Group Inc.                                             400          18,328
Countrywide Financial Corporation                        1,100          40,711
Fannie Mae (5)<F43>                                        300          21,363
Freddie Mac                                                400          29,480
ING Groep N.V. - ADR (1)<F39>                            8,430         255,008
Janus Capital Group Inc.                                   900          15,129
KeyCorp                                                    600          20,340
Lincoln National Corporation                               200           9,336
                                                                   -----------
                                                                       443,379
                                                                   -----------

FOOD & BEVERAGE - 1.3%
Adolph Coors Company - Class B (5)<F43>                    200          15,134
Kellogg Company                                            900          40,194
The Pepsi Bottling Group, Inc.                             600          16,224
PepsiCo, Inc.                                              500          26,100
Smithfield Foods, Inc. *<F38>                            4,550         134,634
                                                                   -----------
                                                                       232,286
                                                                   -----------

HEALTH CARE SERVICES - 3.1%
Aetna Inc. (5)<F43>                                        200          24,950
HCA, Inc.                                                6,900         275,724
Humana Inc. *<F38> (5)<F43>                              6,300         187,047
UnitedHealth Group Incorporated (5)<F43>                   500          44,015
WellPoint Inc. *<F38>                                      200          23,000
                                                                   -----------
                                                                       554,736
                                                                   -----------

HEALTH CARE SUPPLIES - 2.2%
AmerisourceBergen Corporation (5)<F43>                     300          17,604
Bausch & Lomb Incorporated (5)<F43>                        200          12,892
Becton, Dickinson and Company                              200          11,360
Boston Scientific Corporation *<F38> (5)<F43>            5,600         199,080
Guidant Corporation                                      2,000         144,200
McKesson Corporation                                       500          15,730
                                                                   -----------
                                                                       400,866
                                                                   -----------

INDUSTRIAL GASES - 1.0%
Air Products and Chemicals, Inc.                         3,100         179,707
                                                                   -----------

INSURANCE - 7.6%
ACE Limited (1)<F39>                                     5,800         247,950
The Allstate Corporation                                 4,100         212,052
American International Group, Inc.                         312          20,489
Assured Guaranty Ltd. (1)<F39>                           9,200         180,964
The Chubb Corporation (5)<F43>                             300          23,070
CIGNA Corporation                                        3,000         244,710
Conseco, Inc. *<F38> (5)<F43>                            8,700         173,565
MetLife, Inc.                                            1,100          44,561
SAFECO Corporation                                         300          15,672
The St. Paul Travelers
  Companies, Inc. (5)<F43>                               5,354         198,473
                                                                   -----------
                                                                     1,361,506
                                                                   -----------

INTERNET - 0.3%
eBay Inc. *<F38> (5)<F43>                                  400          46,512
                                                                   -----------

MACHINERY - 0.3%
Cummins Inc. (5)<F43>                                      200          16,758
Deere & Company                                            400          29,760
                                                                   -----------
                                                                        46,518
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 1.1%
Danaher Corporation                                        500          28,705
Illinois Tool Works Inc.                                 1,600         148,288
Tyco International Ltd. (1)<F39>                           700          25,018
                                                                   -----------
                                                                       202,011
                                                                   -----------

METALS - DIVERSIFIED - 0.1%
Phelps Dodge Corporation                                   200          19,784
                                                                   -----------

MOTORCYCLES - 1.2%
Harley-Davidson, Inc.                                    3,400         206,550
                                                                   -----------

MULTI-INDUSTRY - 0.5%
General Electric Company                                 2,200          80,300
                                                                   -----------

NETWORKING - 0.0%
Cisco Systems, Inc. *<F38> (5)<F43>                        300           5,790
                                                                   -----------

OIL & GAS - 1.4%
Amerada Hess Corporation (5)<F43>                          200          16,476
Burlington Resources Inc.                                  600          26,100
ChevronTexaco Corporation                                  600          31,506
ConocoPhillips                                             600          52,098
Devon Energy Corporation                                   800          31,136
Exxon Mobil Corporation                                  1,248          63,972
Sunoco, Inc. (5)<F43>                                      200          16,342
Valero Energy Corporation (5)<F43>                         400          18,160
                                                                   -----------
                                                                       255,790
                                                                   -----------

OIL & GAS - SERVICES - 1.1%
Halliburton Company (5)<F43>                             5,200         204,048
                                                                   -----------

PACKAGING - 1.1%
Pactiv Corporation *<F38> (5)<F43>                       8,000         202,320
                                                                   -----------

RAILROAD TRANSPORTATION - 0.3%
Burlington Northern
  Santa Fe Corporation                                     800          37,848
Norfolk Southern Corporation                               400          14,476
                                                                   -----------
                                                                        52,324
                                                                   -----------

RESTAURANTS - 0.8%
Brinker International, Inc. *<F38> (5)<F43>              4,200         147,294
                                                                   -----------

RETAIL - 4.7%
Albertson's, Inc.                                          600          14,328
CVS Corporation                                          3,500         157,745
Dillard's, Inc. - Class A                                  300           8,061
Federated Department Stores, Inc.                          400          23,116
The Home Depot, Inc.                                     5,500         235,070
Limited Brands, Inc.                                     5,800         133,516
May Department Stores Company (5)<F43>                     400          11,760
Nordstrom, Inc.                                            400          18,692
Sears, Roebuck and Co.                                     200          10,206
SUPERVALU INC. (5)<F43>                                    700          24,164
Target Corporation                                       3,100         160,983
Wal-Mart Stores, Inc.                                      700          36,974
                                                                   -----------
                                                                       834,615
                                                                   -----------

RUBBER PRODUCTS - 0.0%
The Goodyear Tire &
  Rubber Company *<F38> (5)<F43>                           300           4,398
                                                                   -----------

SEMICONDUCTORS - 2.1%
Applied Materials, Inc. *<F38>                          14,400         246,240
Freescale Semiconductor Inc. *<F38>                        198           3,635
Intel Corporation                                        3,400          79,526
National Semiconductor Corporation                         700          12,565
Texas Instruments Incorporated (5)<F43>                  1,100          27,082
                                                                   -----------
                                                                       369,048
                                                                   -----------

SOFTWARE - 2.1%
BMC Software, Inc. *<F38>                                8,400         156,240
Microsoft Corporation                                    8,000         213,680
Oracle Corporation *<F38>                                  700           9,604
                                                                   -----------
                                                                       379,524
                                                                   -----------

STEEL PRODUCTION - 0.2%
Nucor Corporation                                          300          15,702
United States Steel Corporation (5)<F43>                   500          25,625
                                                                   -----------
                                                                        41,327
                                                                   -----------

TELECOMMUNICATIONS - 0.7%
BellSouth Corporation                                      900          25,011
SBC Communications Inc.                                    900          23,193
Verizon Communications Inc.                              1,700          68,867
                                                                   -----------
                                                                       117,071
                                                                   -----------

TELECOMMUNICATIONS
  EQUIPMENT - 0.1%
Lucent Technologies Inc. *<F38> (5)<F43>                 6,500          24,440
                                                                   -----------

TRANSPORTATION SERVICES - 0.1%
Ryder System, Inc.                                         400          19,108
                                                                   -----------

TRAVEL & RECREATION - 1.2%
Carnival Corporation (1)<F39> (5)<F43>                   3,800         218,994
                                                                   -----------

WASTE DISPOSAL - 0.4%
Allied Waste Industries, Inc. *<F38> (5)<F43>            6,100          56,608
Waste Management, Inc.                                     400          11,976
                                                                   -----------
                                                                        68,584
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $9,089,491)                                                 10,868,229
                                                                   -----------

CORPORATE BONDS - 10.6%

BANKS - 3.3%
AmSouth Bancorporation,
  6.750%, 11/01/2025                                    50,000          56,026
Bank of Oklahoma NA,
  7.125%, 08/15/2007                                    50,000          54,212
Bank United, 8.000%, 03/15/2009                         50,000          57,308
Bankers Trust Corporation,
  7.500%, 11/15/2015                                    25,000          29,238
Compass Bank, 8.100%, 08/15/2009                        50,000          58,270
Corporacion Andina de Fomento,
  8.875%, 06/01/2005 (2)<F40>                           50,000          51,204
Dresdner Bank - New York,
  7.250%, 09/15/2015 (2)<F40>                           50,000          58,565
First National Bank Chicago,
  8.080%, 01/05/2018                                    49,465          59,451
PNC Funding Corp.,
  7.500%, 11/01/2009                                    50,000          56,998
Signet Banking Corporation,
  7.800%, 09/15/2006                                    50,000          53,861
Standard Federal Bancorporation,
  7.750%, 07/17/2006                                    50,000          53,290
                                                                   -----------
                                                                       588,423
                                                                   -----------

BUILDING - 0.3%
Hanson Australia Funding,
  5.250%, 03/15/2013 (2)<F40>                           50,000          51,024
                                                                   -----------

COMMUNICATION & MEDIA - 0.2%
Historic TW Inc., 9.125%, 01/15/2013                    25,000          32,187
                                                                   -----------

ENERGY - 1.5%
Dominion Resources, Inc.,
  6.250%, 06/30/2012                                    50,000          54,672
Exelon Generation Co. LLC,
  6.950%, 06/15/2011                                    50,000          56,511
Hydro-Quebec,
  11.750%, 02/01/2012 (2)<F40>                          50,000          72,147
Pacific Gas and Electric Company,
  6.050%, 03/01/2034                                    25,000          26,056
PSI Energy, Inc., 7.850%, 10/15/2007                    50,000          55,146
                                                                   -----------
                                                                       264,532
                                                                   -----------

FINANCIAL - 2.2%
Allfirst Financial Inc.,
  7.200%, 07/01/2007                                    50,000          54,364
Amvescap Plc,
  5.900%, 01/15/2007 (2)<F40>                           25,000          26,171
CIT Group Inc.,
  3.375%, 04/01/2009 (5)<F43>                           25,000          24,308
Countrywide Home Loans, Inc.,
  2.875%, 02/15/2007 (5)<F43>                           50,000          49,142
Deutsche Telekom International
  Finance BV, 8.250%, 06/15/2030 (2)<F40>               25,000          33,110
FPL Group Capital Inc.,
  7.625%, 09/15/2006                                    50,000          53,430
General Motors Acceptance
  Corporation, 7.250%, 03/02/2011                       50,000          52,413
HSBC Finance Corporation,
  8.000%, 07/15/2010                                    40,000          47,131
National Rural Utilities
  Cooperative Finance Corporation,
  5.750%, 08/28/2009 (5)<F43>                           50,000          53,496
                                                                   -----------
                                                                       393,565
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.1%
Lehman Brothers Holdings Inc.,
  8.500%, 05/01/2007                                    25,000          27,791
                                                                   -----------

FOOD & BEVERAGES - 0.2%
The Quaker Oats Company,
  9.250%, 11/27/2007                                    25,000          28,599
                                                                   -----------

INSURANCE - 0.6%
MetLife, Inc., 6.500%, 12/15/2032                       50,000          54,710
Protective Life Corporation,
  4.300%, 06/01/2013                                    50,000          47,977
                                                                   -----------
                                                                       102,687
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.1%
Tyco International Group SA,
  6.375%, 10/15/2011 (2)<F40>                           25,000          27,640
                                                                   -----------

OIL & GAS - 0.5%
ONEOK, Inc., 7.750%, 08/15/2006                         50,000          53,196
Pemex Project Funding Master Trust,
  9.125%, 10/13/2010                                    25,000          30,037
                                                                   -----------
                                                                        83,233
                                                                   -----------

PACKAGING - 0.3%
Pactiv Corporation,
  7.950%, 12/15/2025                                    50,000          61,671
                                                                   -----------

PAPER & FORESTRY - 0.4%
MeadWestvaco Corporation,
  9.750%, 06/15/2020                                    50,000          69,312
                                                                   -----------

RAILROAD TRANSPORTATION - 0.3%
Union Pacific Corporation,
  8.660%, 07/02/2011                                    52,870          59,215
                                                                   -----------

TELECOMMUNICATIONS - 0.2%
AT&T Wireless Services Inc.,
  8.750%, 03/01/2031                                    25,000          33,811
                                                                   -----------

TRANSPORTATION SERVICES - 0.4%
FedEx Corp., 9.650%, 06/15/2012                         50,000          65,023
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $1,810,905)                                                  1,888,713
                                                                   -----------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                         33,466          32,984
                                                                   -----------
TOTAL REVENUE BONDS
  (COST $33,746)                                                        32,984
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 0.2%
United Mexican States,
  9.875%, 02/01/2010                                    25,000          30,787
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $29,966)                                                        30,788
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 1.4%
Federal Home Loan Mortgage
  Corporation, 6.625%, 09/15/2009 (5)<F43>             225,000         251,883
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $251,845)                                          251,883
                                                                   -----------

U.S. TREASURY SECURITIES - 4.9%

U.S. TREASURY BONDS - 4.6%
United States Treasury Bond,
  9.250%, 02/15/2016 (5)<F43>                          265,000         378,360
United States Treasury Bond,
  6.250%, 08/15/2023 (5)<F43>                          375,000         439,146
                                                                   -----------
                                                                       817,506
                                                                   -----------

U.S. TREASURY NOTES - 0.3%
United States Treasury Note,
  6.000%, 08/15/2029 (5)<F43>                           50,000          55,160
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $845,837)                                                      872,666
                                                                   -----------

ASSET BACKED SECURITIES - 4.5%
Banc One Home Equity Trust,
  1999-1 A4, 6.470%, 05/25/2026                         54,432          55,457
GMAC Mortgage Corporation
  Loan Trust, 2004-GH1 A6,
  4.810%, 07/25/2035                                    75,000          75,500
GMAC Mortgage Corporation
  Loan Trust, 2004-HE5 A6,
  4.388%, 09/25/2034                                    75,000          74,674
Green Tree Financial Corporation,
  1993-3 A7, 6.400%, 10/15/2018                         54,501          56,195
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                   150,000         152,657
Residential Asset Mortgage
  Products, Inc., 2003-RS11 AI3,
  3.564%, 08/25/2028                                    75,000          74,912
Residential Asset Mortgage
  Products, Inc., 2004-RS1 AI3,
  3.411%, 06/25/2028                                    50,000          49,885
Residential Asset Mortgage
  Products, Inc., 2004-RS3 AI2,
  3.052%, 06/25/2029                                    50,000          49,392
Residential Asset Securities
  Corporation, 2003-KS10 AI3,
  3.250%, 05/25/2029                                   100,000          99,664
Residential Asset Securities
  Corporation, 2003-KS11 AI3,
  3.320%, 02/25/2029                                    75,000          74,706
Residential Asset Securities
  Corporation, 2004-KS5 AI3,
  4.030%, 04/25/2030                                    50,000          50,079
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $816,464)                                                      813,121
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 2.2%
Citicorp Mortgage Securities, Inc.,
  2004-4 A5, 5.500%, 05/25/2015                         96,583          97,550
GE Capital Commercial Mortgage
  Corporation, 2002-3A A2,
  4.996%, 12/10/2037                                   100,000         102,901
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                    50,000          48,218
GMAC Mortgage Corporation
  Loan Trust, 2004-J4 A2,
  5.500%, 08/25/2014                                    73,094          74,614
Residential Accredit Loans, Inc.,
  1997-QS5 A9, 7.250%, 06/25/2027                        1,280           1,279
Residential Accredit Loans, Inc.,
  1997-QS9 A8, 7.250%, 09/25/2027                        6,358           6,350
Residential Funding Mortgage
  Securities I, Inc., 2003-S11 A2,
  4.000%, 06/25/2018                                    75,000          70,602
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $405,678)                                              401,514
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 10.3%
FHLMC, Series 159 H,
  4.500%, 09/15/2021                                    18,803          18,785
FHLMC, Series 1395 G,
  6.000%, 10/15/2022                                     8,560           8,638
FHLMC, Series 2492 MD,
  5.500%, 09/15/2019                                    52,801          53,091
FHLMC, Series 2531 N,
  4.000%, 07/15/2027                                    40,094          40,128
FHLMC, Series 2533 PC,
  5.000%, 10/15/2017                                    75,000          76,078
FHLMC, Series 2539 QB,
  5.000%, 09/15/2015                                   100,000         102,224
FHLMC, Series 2567 OD,
  5.000%, 08/15/2015                                    50,000          51,120
FHLMC, Series 2578 PD,
  5.000%, 08/15/2014                                    50,000          51,045
FHLMC, Series 2808 AD,
  5.000%, 12/15/2014                                    39,372          39,656
FHLMC Gold, Pool C00632,
  7.000%, 07/01/2028                                    30,138          31,995
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                    33,794          35,523
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                    35,278          37,083
FHLMC Gold, Pool E01140,
  6.000%, 05/01/2017                                    32,853          34,423
FNMA, Pool 251813,
  6.500%, 07/01/2028                                    19,667          20,673
FNMA, Pool 252255,
  6.500%, 02/01/2029                                    42,686          44,869
FNMA, Pool 254088,
  5.500%, 12/01/2016                                    74,987          77,646
FNMA, Pool 254509,
  5.000%, 10/01/2017                                    86,875          88,401
FNMA, Pool 254510,
  5.000%, 11/01/2017                                    52,676          53,601
FNMA, Pool 254545,
  5.000%, 12/01/2017                                    56,196          57,183
FNMA, Pool 254631,
  5.000%, 02/01/2018                                    93,234          94,872
FNMA, Pool 254908,
  5.000%, 09/01/2023                                    65,013          65,357
FNMA, Pool 790108,
  6.000%, 08/01/2034                                    97,017         100,400
FNMA, Series 2002-70 PL,
  5.000%, 04/25/2015                                    31,852          32,163
FNMA, Series 2002-95 MD,
  5.000%, 07/25/2026                                    50,000          50,622
FNMA, Series 2003-16 PC,
  5.000%, 10/25/2015                                    50,000          51,047
FNMA, Series 2003-18 GB,
  5.000%, 03/25/2016                                   125,000         127,507
FNMA, Series 2003-31 KG,
  4.500%, 12/25/2028                                   100,000         101,525
FNMA, Series 2003-44 AB,
  3.750%, 05/25/2033                                    19,017          18,831
GNMA, Pool 2563,
  6.500%, 03/20/2028                                    39,910          42,017
GNMA, Pool 2714,
  6.500%, 02/20/2029                                    48,841          51,386
GNMA, Pool 559847,
  6.000%, 01/15/2032                                    60,663          62,965
GNMA, Pool 582210,
  6.000%, 01/15/2032                                    22,226          23,069
GNMA, Pool 780615,
  6.500%, 08/15/2027                                    51,104          54,013
GNMA, Pool 780678,
  6.500%, 11/15/2027                                    45,563          48,156
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $1,847,153)                                      1,846,092
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 23.3%

CERTIFICATES OF DEPOSIT - 1.2%
Natexis Banq Certificate of Deposit,
  2.358%, 07/12/2005                                   136,142         136,142
Rabobank Nederland Certificate of
  Deposit, 2.015%, 03/02/2005                           90,793          90,793
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $226,935)                                                      226,935
                                                                   -----------

COMMERCIAL PAPER - 5.6%
Concord Minutemen Capital Co. LLC,
  2.380%, 01/11/2005 (Cost $181,587,
  Acquired Date 12/10/2004) (3)<F41> (4)<F42>          181,587         181,587
Ford Motown Notes Program
  Series 2002-1 Commercial Paper,
  2.071%, 01/20/2005                                   180,651         180,651
The Goldman Sachs Group, Inc.
  Commercial Paper,
  2.393%, 04/22/2005 (3)<F41>                          181,587         181,587
Lakeside Funding LLC Commercial
  Paper, 2.400%, 01/10/2005 (2)<F40>                   181,587         181,587
Leafs LLC Commercial Paper,
  2.420%, 04/20/2005 (Cost $469,598,
  Acquired Date 04/20/2004) (2)<F40> (3)<F41>           90,793          90,793
Morgan Stanley Commercial Paper,
  2.393%, 03/11/2005 (3)<F41>                          181,587         181,587
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $997,792)                                                      997,792
                                                                   -----------

MONEY MARKET FUNDS - 0.0%
Merrill Lynch Premier
  Institutional Fund                                       161             161
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $161)                                                              161
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 2.8%
Bayerische Landesbank,
  2.407%, 06/24/2005 (3)<F41>                           90,793          90,793
Metlife Global Funding, 1.360%,
  02/28/2006 (Cost $939,197,
  Acquired Date 04/09/2003) (2)<F40> (3)<F41>          181,587         181,587
Premium Asset Trust 03-2, 2.350%,
  06/01/2005 (Cost $469,598,
  Acquired 05/02/2003) (2)<F40> (3)<F41>                90,793          90,793
Sigma Finance Inc., 2.383%,
  05/17/2005 (Cost $704,256,
  Acquired Date 05/17/2004) (2)<F40> (3)<F41>          136,163         136,163
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $499,336)                                                      499,336
                                                                   -----------

REPURCHASE AGREEMENTS - 13.7%
CS First Boston Repurchase Agreement,
  2.290%, 01/03/2005 (Collateralized
  by Countrywide Alternative Loan
  Trust, Series 2004-28CB Class 7A1,
  5.000%, 01/25/2020)                                  177,047         177,047
CS First Boston Repurchase
  Agreement, 2.373%, 01/03/2005
  (Collateralized by Fannie Mae
  & Freddie Mac Collateralized
  Mortgage Obligations, 2.650% -
  11.800%, 03/15/2016 - 05/15/2033)                    453,967         453,967
Morgan Stanley Repurchase
  Agreement, 2.340%, 01/03/2005
  (Collateralized by Government
  National Mortgage Association, Series
  2003-98 Class TD, 4.500%, 04/20/2030
  & Government National Mortgage
  Association, Series 2003-59
  Class E, 4.430%, 06/16/2034)                       1,815,867       1,815,867
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $2,446,881)                                                  2,446,881
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $4,171,105)                                          4,171,105
                                                                   -----------
TOTAL INVESTMENTS
  (COST $19,302,190) - 118.3%                                       21,177,095
                                                                   -----------
Liabilities, less Other Assets - (18.3)%                            (3,278,645)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $17,898,450
                                                                   -----------
                                                                   -----------

  *<F38>  Non-income Producing Security.
     ADR  American Depository Receipt.
(1)<F39>  Foreign security which trades on U.S. exchange.
(2)<F40>  Foreign security.
(3)<F41> Variable rate security. The rate shown is the rate in effect on December 31, 2004.
(4)<F42>  Restricted under Rule 144A of the Securities Act of 1933.
(5)<F43> This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $4,048,082 at December 31, 2004.

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

                                                         SHARES       VALUE
                                                         ------       -----
COMMON STOCKS - 94.4%

AEROSPACE & DEFENSE - 0.3%
The Boeing Company                                       4,900     $   253,673
                                                                   -----------

AGRICULTURAL OPERATIONS - 0.3%
Monsanto Company                                         5,100         283,305
                                                                   -----------

APPAREL - 0.2%
V.F. Corporation                                         3,400         188,292
                                                                   -----------

APPLIANCES - 0.2%
Whirlpool Corporation (4)<F48>                           3,100         214,551
                                                                   -----------

AUTOMOBILES - 0.6%
Ford Motor Company (4)<F48>                             35,300         516,792
                                                                   -----------

BANKING - 5.9%
Bank of America Corporation                             43,900       2,062,861
Fifth Third Bancorp                                     23,900       1,129,992
National City Corporation                               12,600         473,130
Wachovia Corporation (4)<F48>                           14,400         757,440
Wells Fargo & Company (4)<F48>                          13,400         832,810
                                                                   -----------
                                                                     5,256,233
                                                                   -----------

BIOTECHNOLOGY - 0.7%
Biogen Idec Inc *<F44> (4)<F48>                          6,400         426,304
Millipore Corporation *<F44>                             3,200         159,392
                                                                   -----------
                                                                       585,696
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.4%
Louisiana-Pacific Corporation (4)<F48>                   8,000         213,920
The Sherwin-Williams Company                             2,400         107,112
                                                                   -----------
                                                                       321,032
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.1%
KB HOME                                                    400          41,760
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 2.5%
International Business
  Machines Corporation (4)<F48>                         11,000       1,084,380
Pitney Bowes Inc.                                       18,700         865,436
Xerox Corporation *<F44> (4)<F48>                       16,300         277,263
                                                                   -----------
                                                                     2,227,079
                                                                   -----------

BUSINESS SERVICES - 0.7%
Cendant Corporation (4)<F48>                            20,400         476,952
Deluxe Corporation (4)<F48>                              4,100         153,053
                                                                   -----------
                                                                       630,005
                                                                   -----------

CHEMICALS - 0.5%
Ashland Inc.                                             3,300         192,654
The Dow Chemical Company                                   600          29,706
Eastman Chemical Company (4)<F48>                        3,500         202,055
                                                                   -----------
                                                                       424,415
                                                                   -----------

COMMUNICATIONS & MEDIA - 5.9%
Comcast Corporation - Class A *<F44>                     7,200         239,616
The DIRECTV Group, Inc. *<F44>                          50,600         847,044
Fox Entertainment Group,
  Inc. - Class A *<F44>                                 45,000       1,406,700
Time Warner Inc. *<F44> (4)<F48>                        41,500         806,760
Viacom Inc. - Class B                                   36,000       1,310,040
The Walt Disney Company (4)<F48>                        23,700         658,860
                                                                   -----------
                                                                     5,269,020
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 1.1%
Motorola, Inc. (4)<F48>                                 17,400         299,280
QUALCOMM Inc                                            15,900         674,160
                                                                   -----------
                                                                       973,440
                                                                   -----------

COMPUTER SERVICES - 0.9%
Computer Sciences Corporation *<F44> (4)<F48>            4,100         231,117
NCR Corporation *<F44> (4)<F48>                          3,300         228,459
Symantec Corporation *<F44> (4)<F48>                    12,000         309,120
                                                                   -----------
                                                                       768,696
                                                                   -----------

COMPUTERS - 0.5%
Apple Computer, Inc. *<F44>                              7,600         489,440
                                                                   -----------

CONSUMER PRODUCTS - 3.5%
American Greetings
  Corporation - Class A                                  7,200         182,520
The Black & Decker Corporation                           2,700         238,491
Brunswick Corporation                                    4,000         198,000
Kimberly-Clark Corporation                               8,500         559,385
Mattel, Inc.                                            52,500       1,023,225
The Procter & Gamble Company                            17,600         969,408
                                                                   -----------
                                                                     3,171,029
                                                                   -----------

DRUGS - 8.3%
Abbott Laboratories                                     39,600       1,847,340
GlaxoSmithKline plc - ADR (1)<F45> (4)<F48>             32,000       1,516,480
Johnson & Johnson (4)<F48>                              18,410       1,167,562
Pfizer Inc.                                             22,775         612,420
Wyeth                                                   53,500       2,278,565
                                                                   -----------
                                                                     7,422,367
                                                                   -----------

ENERGY - 1.4%
Edison International                                     9,000         288,270
KeySpan Corporation                                      1,800          71,010
PG&E Corporation *<F44> (4)<F48>                         7,900         262,912
Sempra Energy (4)<F48>                                   5,500         201,740
TXU Corp. (4)<F48>                                       6,200         400,272
                                                                   -----------
                                                                     1,224,204
                                                                   -----------

ENGINEERING SERVICES - 1.1%
Jacobs Engineering Group Inc. *<F44>                    20,800         994,032
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 3.3%
The Bear Stearns Companies Inc.                          2,800         286,468
Citigroup Inc.                                          10,565         509,022
The Goldman Sachs Group, Inc. (4)<F48>                   4,200         436,968
J.P. Morgan Chase & Co.                                  3,000         117,030
Lehman Brothers Holdings Inc.                            5,200         454,896
Morgan Stanley                                          21,000       1,165,920
                                                                   -----------
                                                                     2,970,304
                                                                   -----------

FINANCIAL SERVICES - 4.1%
Capital One Financial Corporation (4)<F48>               4,700         395,787
CIT Group Inc.                                           4,900         224,518
Countrywide Financial Corporation                       11,200         414,512
Fannie Mae (4)<F48>                                      3,700         263,477
Freddie Mac                                              6,800         501,160
ING Groep N.V. - ADR (1)<F45>                           47,686       1,442,501
Janus Capital Group Inc.                                11,300         189,953
KeyCorp                                                  6,900         233,910
Lincoln National Corporation                             1,000          46,680
                                                                   -----------
                                                                     3,712,498
                                                                   -----------

FOOD & BEVERAGE - 2.1%
Adolph Coors Company - Class B (4)<F48>                  2,300         174,041
Kellogg Company                                          7,900         352,814
The Pepsi Bottling Group, Inc.                           7,100         191,984
PepsiCo, Inc.                                            8,700         454,140
Smithfield Foods, Inc. *<F44>                           25,100         742,709
                                                                   -----------
                                                                     1,915,688
                                                                   -----------

HEALTH CARE SERVICES - 4.2%
Aetna Inc. (4)<F48>                                      2,900         361,775
HCA, Inc.                                               38,700       1,546,452
Humana Inc. *<F44>                                      35,800       1,062,902
UnitedHealth Group Incorporated (4)<F48>                 5,300         466,559
WellPoint Inc. *<F44>                                    3,000         345,000
                                                                   -----------
                                                                     3,782,688
                                                                   -----------

HEALTH CARE SUPPLIES - 2.9%
AmerisourceBergen Corporation (4)<F48>                   3,500         205,380
Bausch & Lomb Incorporated (4)<F48>                      2,500         161,150
Becton, Dickinson and Company                            1,300          73,840
Boston Scientific Corporation *<F44> (4)<F48>           31,800       1,130,490
Guidant Corporation                                     11,300         814,730
Hospira, Inc. *<F44>                                       640          21,440
McKesson Corporation                                     6,800         213,928
                                                                   -----------
                                                                     2,620,958
                                                                   -----------

INDUSTRIAL GASES - 1.1%
Air Products and Chemicals, Inc.                        16,800         973,896
Praxair, Inc.                                              600          26,490
                                                                   -----------
                                                                     1,000,386
                                                                   -----------

INSURANCE - 9.9%
ACE Limited (1)<F45>                                    36,400       1,556,100
The Allstate Corporation                                29,600       1,530,912
American International Group, Inc.                       3,494         229,451
Assured Guaranty Ltd. (1)<F45>                          52,200       1,026,774
The Chubb Corporation (4)<F48>                           3,700         284,530
CIGNA Corporation                                       18,200       1,484,574
Conseco, Inc. *<F44> (4)<F48>                           49,400         985,530
MetLife, Inc.                                           13,600         550,936
SAFECO Corporation (4)<F48>                              4,200         219,408
The St. Paul Travelers
  Companies, Inc.                                       28,622       1,061,018
                                                                   -----------
                                                                     8,929,233
                                                                   -----------

INTERNET - 0.8%
eBay Inc. *<F44> (4)<F48>                                6,100         709,308
                                                                   -----------

MACHINERY - 0.6%
Cummins Inc. (4)<F48>                                    2,500         209,475
Deere & Company                                          4,500         334,800
                                                                   -----------
                                                                       544,275
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 1.6%
Danaher Corporation                                      5,500         315,755
Illinois Tool Works Inc.                                 8,900         824,852
Tyco International Ltd. (1)<F45>                         8,900         318,086
                                                                   -----------
                                                                     1,458,693
                                                                   -----------

METALS - DIVERSIFIED - 0.2%
Phelps Dodge Corporation (4)<F48>                        2,200         217,624
                                                                   -----------

MOTORCYCLES - 1.3%
Harley-Davidson, Inc.                                   19,400       1,178,550
                                                                   -----------

MULTI-INDUSTRY - 1.1%
General Electric Company                                27,800       1,014,700
                                                                   -----------

NETWORKING - 0.1%
Cisco Systems, Inc. *<F44> (4)<F48>                      3,100          59,830
                                                                   -----------

OIL & GAS - 3.6%
Amerada Hess Corporation (4)<F48>                        2,400         197,712
Burlington Resources Inc.                                7,500         326,250
ChevronTexaco Corporation                                8,100         425,331
ConocoPhillips                                           7,600         659,908
Devon Energy Corporation                                 9,500         369,740
Exxon Mobil Corporation                                 15,952         817,699
Sunoco, Inc. (4)<F48>                                    2,400         196,104
Valero Energy Corporation                                5,200         236,080
                                                                   -----------
                                                                     3,228,824
                                                                   -----------

OIL & GAS - SERVICES - 1.3%
Halliburton Company (4)<F48>                            29,200       1,145,808
                                                                   -----------

PACKAGING - 1.3%
Pactiv Corporation *<F44> (4)<F48>                      45,000       1,138,050
                                                                   -----------

PAPER AND FORESTRY - 0.0%
Neenah Paper, Inc.                                         257           8,378
                                                                   -----------

RAILROAD TRANSPORTATION - 0.6%
Burlington Northern
  Santa Fe Corporation                                   7,300         345,363
Norfolk Southern Corporation                             6,400         231,616
                                                                   -----------
                                                                       576,979
                                                                   -----------

RESTAURANTS - 0.9%
Brinker International, Inc. *<F44> (4)<F48>             24,000         841,680
                                                                   -----------

RETAIL - 6.9%
Albertson's, Inc.                                        8,300         198,204
Costco Wholesale Corporation (4)<F48>                    4,900         237,209
CVS Corporation                                         17,500         788,725
Dillard's, Inc. - Class A                                3,700          99,419
Federated Department Stores, Inc.                        4,500         260,055
The Home Depot, Inc.                                    41,100       1,756,614
Limited Brands, Inc.                                    32,700         752,754
Nordstrom, Inc.                                          4,200         196,266
Sears, Roebuck and Co.                                   4,200         214,326
SUPERVALU INC.                                           7,200         248,544
Target Corporation                                      17,400         903,582
Toys "R" Us, Inc. *<F44> (4)<F48>                        5,100         104,397
Wal-Mart Stores, Inc.                                    8,100         427,842
                                                                   -----------
                                                                     6,187,937
                                                                   -----------

SEMICONDUCTORS - 3.2%
Applied Materials, Inc. *<F44>                          81,300       1,390,230
Freescale Semiconductor
  Inc. - Class B *<F44>                                  3,489          64,058
Intel Corporation                                       42,700         998,753
National Semiconductor Corporation                         700          12,565
Texas Instruments Incorporated (4)<F48>                 14,600         359,452
                                                                   -----------
                                                                     2,825,058
                                                                   -----------

SOFTWARE - 3.3%
Autodesk, Inc.                                           2,400          91,080
BMC Software, Inc. *<F44>                               47,300         879,780
Microsoft Corporation                                   75,200       2,008,592
                                                                   -----------
                                                                     2,979,452
                                                                   -----------

STEEL PRODUCTION - 0.5%
Nucor Corporation                                        3,800         198,892
United States Steel Corporation (4)<F48>                 5,400         276,750
                                                                   -----------
                                                                       475,642
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.4%
Lucent Technologies Inc. *<F44> (4)<F48>                85,000         319,600
                                                                   -----------

TELECOMMUNICATIONS - 1.5%
BellSouth Corporation                                    9,000         250,110
SBC Communications Inc.                                 10,600         273,162
Verizon Communications Inc.                             21,300         862,863
                                                                   -----------
                                                                     1,386,135
                                                                   -----------

TRANSPORTATION SERVICES - 0.3%
Ryder System, Inc. (4)<F48>                              5,000         238,850
United Parcel Service, Inc - Class B                       600          51,276
                                                                   -----------
                                                                       290,126
                                                                   -----------

TRAVEL & RECREATION - 1.6%
Carnival Corporation (1)<F45> (4)<F48>                  25,400       1,463,802
                                                                   -----------

WASTE DISPOSAL - 0.6%
Allied Waste Industries, Inc. *<F44> (4)<F48>           34,700         322,016
Waste Management, Inc.                                   6,300         188,622
                                                                   -----------
                                                                       510,638
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $72,445,243)                                                84,747,905
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 24.0%

CERTIFICATES OF DEPOSIT - 1.3%
Natexis Banq Certificate of Deposit,
  2.358%, 07/12/2005                                   704,149         704,149
Rabobank Nederland Certificate of
  Deposit, 2.015%, 03/02/2005                          469,598         469,598
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $1,173,747)                                                  1,173,747
                                                                   -----------

COMMERCIAL PAPER - 5.7%
Concord Minutemen Capital Co. LLC,
  2.380%, 01/11/2005 (Cost $939,196,
  Acquired Date 12/10/2004) (2)<F46> (3)<F47>          939,196         939,196
Ford Motown Notes Program
  Series 2002-1 Commercial Paper,
  2.071%, 01/20/2005 (3)<F47>                          934,360         934,360
The Goldman Sachs Group, Inc.
  Commercial Paper,
  2.393%, 04/22/2005 (3)<F47>                          939,197         939,197
Lakeside Funding LLC Commercial
  Paper, 2.400%, 01/10/2005                            939,197         939,197
Leafs LLC Commercial Paper,
  2.420%, 04/20/2005 (Cost $469,598,
  Acquired Date 04/20/2004) (2)<F46> (3)<F47>          469,598         469,598
Morgan Stanley Commercial Paper,
  2.393%, 03/11/2005 (3)<F47>                          939,196         939,196
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $5,160,744)                                                  5,160,744
                                                                   -----------

MONEY MARKET FUNDS - 0.0%
Merrill Lynch Premier
  Institutional Fund                                       834             834
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $834)                                                              834
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 2.9%
Bayerische Landesbank,
  2.407%, 06/24/2005 (3)<F47>                          469,598         469,598
Metlife Global Funding, 2.458%,
  04/28/2008 (Cost $939,197,
  Acquired Date 04/09/2003) (2)<F46> (3)<F47>          939,197         939,197
Premium Asset Trust 03-2, 2.350%,
  06/01/2005 (Cost $469,598,
  Acquired 05/02/2003) (2)<F46> (3)<F47>               469,598         469,598
Sigma Finance Inc., 2.383%,
  05/17/2005 (Cost $704,256,
  Acquired Date 05/17/2004) (2)<F46> (3)<F47>          704,256         704,256
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $2,582,649)                                                  2,582,649
                                                                   -----------

REPURCHASE AGREEMENTS - 14.1%
CS First Boston Repurchase
  Agreement, 2.290%, 01/03/2005
  (Collateralized by Countrywide
  Alternative Loan Trust,
  Series 2004-28CB Class 7A1,
  5.000%, 01/25/2020)                                  915,717         915,717
CS First Boston Repurchase
  Agreement, 2.373%, 01/03/2005
  (Collateralized by Fannie Mae &
  Freddie Mac Collateralized
  Mortgage Obligations,
  2.650% - 11.800%,
  03/15/2016 - 05/15/2033)                           2,347,991       2,347,991
Morgan Stanley Repurchase
  Agreement, 2.340%, 01/03/2005
  (Collateralized by Government
  National Mortgage Association,
  Series 2003-98 Class TD, 4.500%,
  04/20/2030 & Government National
  Mortgage Association, Series
  2003-59 Class E, 4.430%,
  06/16/2034)                                        9,391,964       9,391,964
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $12,655,672)                                                12,655,672
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $21,573,646)                                        21,573,646
                                                                   -----------
TOTAL INVESTMENTS
  (COST $94,018,889) - 118.4%                                      106,321,551
                                                                   -----------
Liabilities, less Other Assets - (18.4)%                           (16,511,955)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $89,809,596
                                                                   -----------
                                                                   -----------

  *<F44>   Non-income Producing Security.
     ADR   American Depository Receipt.
(1)<F45>   Foreign security which trades on U.S. exchange.
(2)<F46>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F47> Variable rate security. The rate shown is the rate in effect on December 31, 2004.
(4)<F48> This security or a portion of this security was out on loan at December 31, 2004. Total loaned securities had a market value of $20,870,366 at December 31, 2004.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2004 (Unaudited)

                                                     AHA LIMITED       AHA FULL                                        AHA SOCIALLY
                                                   MATURITY FIXED   MATURITY FIXED   AHA BALANCED   AHA DIVERSIFIED    RESPONSIBLE
                                                     INCOME FUND     INCOME FUND         FUND         EQUITY FUND      EQUITY FUND
                                                   --------------   --------------   ------------   ---------------    ------------
ASSETS:
  Investments, at value(1)<F49>(2)<F50>(3)<F51>      $206,849,948     $38,306,097     $21,177,095    $106,321,551       $     --
  Cash                                                         87           1,473         892,752       4,321,789             --
  Dividends receivable                                         --              --          19,833         132,957             --
  Interest receivable                                   1,295,844         279,166          71,263              --             --
  Receivable for investments sold                              --              --          50,743         198,093             --
  Receivable for capital shares issued                         --          80,000              --         546,605        100,000
  Deposit at Distributor                                       --              --              --          27,494             --
  Prepaid expenses and other assets                        29,145          13,435          11,445          17,706             --
                                                     ------------     -----------     -----------    ------------       --------
     Total assets                                     208,175,024      38,680,171      22,223,131     111,566,194        100,000
                                                     ------------     -----------     -----------    ------------       --------
LIABILITIES:
  Payable for collateral received
    for securities loaned                              58,588,419       7,548,123       4,171,105      21,573,646             --
  Options written, at value
    (Premiums received $9,749)                                 --           6,109              --              --             --
  Payable to Advisor                                       63,407          16,284           7,479          56,325             --
  Dividends payable to shareholders                            --              --              --              --             --
  Payable for investments purchased                            --         428,974         113,553              --             --
  Payable for futures contracts                                --             816              --              --             --
  Accrued expenses and other liabilities                  160,810          54,421          32,544         126,627             --
                                                     ------------     -----------     -----------    ------------       --------
     Total liabilities                                 58,812,636       8,054,727       4,324,681      21,756,598             --
                                                     ------------     -----------     -----------    ------------       --------
     Net assets                                      $149,362,388     $30,625,444     $17,898,450    $ 89,809,596       $100,000
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------
NET ASSETS CONSIST OF:
  Paid in capital                                    $150,521,815     $29,928,164     $15,796,419    $ 79,782,538       $100,000
  Accumulated undistributed
    net investment income                                  10,555              --           1,759          18,103             --
  Accumulated undistributed net realized
    gain (loss) on investments sold
    and futures contracts closed                         (201,045)        117,577         225,367      (2,293,707)            --
  Net unrealized appreciation (depreciation) on:               --
     Investments                                         (968,937)        578,246       1,874,905      12,302,662             --
     Written options                                           --           3,639              --              --             --
     Futures contracts                                         --          (2,182)             --              --             --
                                                     ------------     -----------     -----------    ------------       --------
     Net assets                                      $149,362,388     $30,625,444     $17,898,450    $ 89,809,596       $100,000
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------
CLASS I SHARES:
  Net assets                                          149,159,633      30,516,415      17,898,450      81,542,606        100,000
  Shares of beneficial interest outstanding            13,986,360       2,907,968       1,879,495       4,898,764         10,000
  Net asset value,redemption price
    and offering price per share                     $      10.66     $     10.49     $      9.52    $      16.65       $  10.00
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------
CLASS A SHARES:
  Net assets                                              202,755         109,029              --       8,266,990             --
  Shares of beneficial interest outstanding                19,006          10,387              --         495,358             --
  Net asset value and
    redemption price per share                       $      10.67     $     10.50     $        --    $      16.69       $     --
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------
(1)<F49>  Cost of investments                        $207,818,885     $37,727,851     $19,302,190    $ 94,018,889       $     --
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------
(2)<F50>  Includes collateral from securities
    lending with a market value of:                  $ 58,588,419     $ 7,548,123     $ 4,171,105    $ 21,573,646       $     --
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------
(3)<F51>  Value of loaned securities                 $ 57,243,495     $ 7,398,276     $ 4,048,082    $ 20,870,366       $     --
                                                     ------------     -----------     -----------    ------------       --------
                                                     ------------     -----------     -----------    ------------       --------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months December 31, 2004 (Unaudited)

                                                           AHA LIMITED           AHA FULL
                                                          MATURITY FIXED      MATURITY FIXED
                                                           INCOME FUND         INCOME FUND
                                                          --------------      --------------
INVESTMENT INCOME:
  Interest                                                  $2,028,909          $  690,608
  Income from securities lending - net                          42,210              10,266
                                                            ----------          ----------
     Total investment income                                 2,071,119             700,874
                                                            ----------          ----------

EXPENSES:
  Investment advisory fees                                     386,316              75,002
  Distribution expense - Class A Shares                             92                 135
  Transfer agent fees and expenses                              18,546               4,065
  Administration fee                                            36,800               7,125
  Reports to shareholders                                          468                 184
  Registration fees                                              9,309               7,805
  Legal fees                                                    15,910               3,730
  Audit fees                                                    21,792               4,062
  Custodian fees and expenses                                    6,504               9,016
  Directors' fees and expenses                                  15,972               2,921
  Fund accounting fees                                          38,325              23,629
  Insurance expense                                             18,733               2,823
  Other expenses                                                 6,927               1,351
                                                            ----------          ----------
     Total expenses                                            575,694             141,848
  Advisor expense waiver recovery                                   --               8,291
                                                            ----------          ----------
     Net expenses                                              575,694             150,139
                                                            ----------          ----------
NET INVESTMENT INCOME                                        1,495,425             550,735
                                                            ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
  Investments sold                                            (171,625)            212,643
  Option contracts expired or closed                                --              (1,002)
  Futures contracts closed                                          --             (57,376)
                                                            ----------          ----------
  Net realized gain (loss)                                    (171,625)            154,265
                                                            ----------          ----------
Change in unrealized appreciation / depreciation on:
  Investments                                                  149,840             385,594
  Written options                                                   --               3,639
  Futures contracts                                                 --              14,859
                                                            ----------          ----------
  Net unrealized gain                                          149,840             404,092
                                                            ----------          ----------
NET GAIN (LOSS) ON INVESTMENTS                                 (21,785)            558,357
                                                            ----------          ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $1,473,640          $1,109,092
                                                            ----------          ----------
                                                            ----------          ----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months December 31, 2004 (Unaudited)

                                                           AHA BALANCED      AHA DIVERSIFIED
                                                               FUND            EQUITY FUND
                                                           ------------      ---------------
INVESTMENT INCOME:
  Dividends                                                 $  106,094          $  775,883
  Interest                                                     157,560              57,029
  Income from securities lending - net                           5,447              22,993
                                                            ----------          ----------
     Total investment income                                   269,101             855,905
                                                            ----------          ----------

EXPENSES:
  Investment advisory fees                                      64,214             299,427
  Distribution expense - Class A Shares                             --               9,350
  Transfer agent fees and expenses                               2,606              10,609
  Administration fee                                             4,067              19,064
  Reports to shareholders                                          134               1,656
  Registration fees                                              7,337               7,705
  Legal fees                                                     2,140               9,582
  Audit fees                                                     2,356              11,864
  Custodian fees and expenses                                    7,117               9,661
  Directors' fees and expenses                                   1,590               7,805
  Fund accounting fees                                          12,725              19,521
  Insurance expense                                              1,433               8,777
  Other expenses                                                   672               3,474
                                                            ----------          ----------
     Total expenses                                            106,391             418,495
  Advisor expense waiver recovery                               14,491                  --
                                                            ----------          ----------
     Net expenses                                              120,882             418,495
                                                            ----------          ----------
NET INVESTMENT INCOME                                          148,219             437,410
                                                            ----------          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                             457,101           2,667,173
  Change in unrealized
    appreciation/depreciation on investments                   556,698           4,265,702
                                                            ----------          ----------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS                  1,013,799           6,932,875
                                                            ----------          ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $1,162,018          $7,370,285
                                                            ----------          ----------
                                                            ----------          ----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                          AHA LIMITED MATURITY                      AHA FULL MATURITY
                                                           FIXED INCOME FUND                        FIXED INCOME FUND
                                                  -----------------------------------     -----------------------------------
                                                       FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                  DECEMBER 31, 2004     JUNE 30, 2004     DECEMBER 31, 2004     JUNE 30, 2004
                                                  -----------------     -------------     -----------------     -------------
                                                     (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
  Net investment income                              $  1,495,425        $  2,272,729         $   550,735         $   981,099
  Net realized gain (loss) on:
     Investments sold                                    (171,625)            328,549             212,643             415,715
     Option contracts expired or closed                        --                  --              (1,002)                 --
     Futures contracts closed                                  --                  --             (57,376)            (44,153)
  Net change in unrealized
    appreciation / depreciation on:
     Investments                                          149,840          (2,452,324)            385,594          (1,449,453)
     Written options                                           --                  --               3,639                  --
     Futures contracts                                         --                  --              14,859              13,405
                                                     ------------        ------------         -----------         -----------
     Net increase (decrease) in net assets
       resulting from operations                        1,473,640             148,954           1,109,092             (83,387)
                                                     ------------        ------------         -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to Class A Shareholders
     from net investment income                              (905)                 --              (1,881)               (632)
     from net realized gains
       on securities transactions                            (222)                 --                (954)                 --
  Distributions to Class I Shareholders
     from net investment income                        (1,491,223)         (2,269,826)           (557,822)         (1,066,003)
     from net realized gains
       on securities transactions                        (167,423)                 --            (267,324)           (245,345)
                                                     ------------        ------------         -----------         -----------
     Total dividends and distributions                 (1,659,773)         (2,269,826)           (827,981)         (1,311,980)
                                                     ------------        ------------         -----------         -----------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold                         6,684,248         109,318,535           3,255,141           3,106,235
  Reinvestment of distributions                         1,030,191           1,564,718             421,549             840,356
  Cost of shares redeemed                             (18,114,581)        (45,418,284)         (2,394,761)         (4,752,720)
                                                     ------------        ------------         -----------         -----------
     Net increase (decrease) in net assets
       from capital share contributions               (10,400,142)         65,464,969           1,281,929            (806,129)
                                                     ------------        ------------         -----------         -----------
Total increase (decrease) in net assets               (10,586,275)         63,344,097           1,563,040          (2,201,496)

NET ASSETS:
Beginning of period                                   159,948,663          96,604,566          29,062,404          31,263,900
                                                     ------------        ------------         -----------         -----------
End of period*<F52>                                  $149,362,388        $159,948,663         $30,625,444         $29,062,404
                                                     ------------        ------------         -----------         -----------
                                                     ------------        ------------         -----------         -----------

*>F52>  Including undistributed net
          investment income of:                      $     10,555        $      7,258         $        --         $        --
                                                     ------------        ------------         -----------         -----------
                                                     ------------        ------------         -----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                           AHA BALANCED FUND                   AHA DIVERSIFIED EQUITY FUND
                                                  -----------------------------------     -----------------------------------
                                                       FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                  DECEMBER 31, 2004     JUNE 30, 2004     DECEMBER 31, 2004     JUNE 30, 2004
                                                  -----------------     -------------     -----------------     -------------
                                                     (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
  Net investment income                               $   148,219         $   191,167         $   437,410         $   452,222
  Net realized gain on:
     Investments sold                                     457,101           1,270,362           2,667,173           7,175,231
  Net change in unrealized
    appreciation / depreciation on:
     Investments                                          556,698             608,348           4,265,702           5,729,020
                                                      -----------         -----------         -----------         -----------
     Net increase in net assets
       resulting from operations                        1,162,018           2,069,877           7,370,285          13,356,473
                                                      -----------         -----------         -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to Class A Shareholders
    from net investment income                                 --                  --             (32,253)            (12,458)
  Distributions to Class I Shareholders
    from net investment income                           (150,508)           (231,624)           (405,195)           (428,605)
                                                      -----------         -----------         -----------         -----------
     Total dividends and distributions                   (150,508)           (231,624)           (437,448)           (441,063)
                                                      -----------         -----------         -----------         -----------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold                                --             316,010           8,267,432           9,252,335
  Reinvestment of distributions                             6,564              67,051             375,265             381,037
  Cost of shares redeemed                                 (50,000)         (3,905,673)         (1,226,883)         (9,106,107)
                                                      -----------         -----------         -----------         -----------
     Net increase (decrease) in net assets
       from capital share contributions                   (43,436)         (3,522,612)          7,415,814             527,265
                                                      -----------         -----------         -----------         -----------
Total increase (decrease) in net assets                   968,074          (1,684,359)         14,348,651          13,442,675

NET ASSETS:
Beginning of period                                    16,930,376          18,614,735          75,460,945          62,018,270
                                                      -----------         -----------         -----------         -----------
End of period*<F53>                                   $17,898,450         $16,930,376         $89,809,596         $75,460,945
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------

*<F53>  Including undistributed net
          investment income of:                       $     1,759         $     4,048         $    18,103         $    18,141
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                         AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                                               ----------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2004     2004           2003           2002           2001           2000
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F54>(6)<F59>:
  Net Asset Value,
    Beginning of Period                        $10.68         $10.86         $10.65         $10.43         $10.11         $10.20
                                               ------         ------         ------         ------         ------         ------
  Income from Investment Operations:
     Net investment income                       0.11           0.18           0.28           0.44           0.63           0.58
     Net realized and unrealized
       gain (loss) on investments               (0.01)         (0.18)          0.21           0.22           0.32          (0.09)
                                               ------         ------         ------         ------         ------         ------
       Total gain from
         investment operations                   0.10           0.00           0.49           0.66           0.95           0.49
                                               ------         ------         ------         ------         ------         ------
  Less Distributions:
     From net investment income                 (0.11)         (0.18)         (0.28)         (0.44)         (0.63)         (0.58)
     From realized gains                        (0.01)            --             --             --             --             --
                                               ------         ------         ------         ------         ------         ------
       Total distributions                      (0.12)         (0.18)         (0.28)         (0.44)         (0.63)         (0.58)
                                               ------         ------         ------         ------         ------         ------
  Net Asset Value, End of Period               $10.66         $10.68         $10.86         $10.65         $10.43         $10.11
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

  Total Return on Net Asset Value(2)<F55>        0.92%(7)      (0.05)%         4.65%          6.16%          9.17%          4.37%
                                                     <F60>

SUPPLEMENTAL DATA AND RATIOS(6)<F59>:
  Net assets, end of period (000's)          $149,160       $159,949        $96,605        $85,644        $51,076        $85,813
  Ratio of net operating expenses
    to average net assets(3)<F56>(4)<F57>:
     Before waivers and recoveries               0.74%(8)       0.73%          0.83%          0.78%          0.24%          0.14%
                                                     <F61>
     After waivers and recoveries                0.74%(8)       0.73%          0.85%          0.76%          0.24%          0.14%
                                                     <F61>
  Program service fee(4)<F57>                     N/A            N/A            N/A           0.13%          0.50%          0.50%
  Ratio of net investment income
    to average net assets(3)<F56>                1.94%(8)       1.65%          2.58%          4.00%          6.50%          5.86%
                                                     <F61>
  Portfolio turnover rate(9)<F62>               54.50%         97.66%           N/A          60.24%(5)     189.31%        161.89%
                                                                                                  <F58>

(1)<F54> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F55> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F56> Ratios include all management fees and expenses except for the program service fee.
(4)<F57> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F58> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6)<F59> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7)<F60>  Not annualized.
(8)<F61>  Annualized.
(9)<F62> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                          AHA LIMITED MATURITY
                                                           FIXED INCOME FUND -
                                                             CLASS A SHARES

                                                             FOR THE PERIOD
                                                         OCTOBER 22, 2004*<F63>
                                                                 THROUGH
                                                            DECEMBER 31, 2004
                                                            -----------------
                                                               (UNAUDITED)

PER SHARE DATA(1)<F64>:
  Net Asset Value,
    Beginning of Period                                          $10.77
                                                                 ------
  Income from Investment Operations:
     Net investment income                                         0.03
     Net realized and unrealized
       loss on investments                                        (0.07)
                                                                 ------
       Total loss from
         investment operations                                    (0.04)
                                                                 ------
  Less Distributions:
     From net investment income                                   (0.05)
     From realized gains                                          (0.01)
                                                                 ------
       Total distributions                                        (0.06)
                                                                 ------
  Net Asset Value, End of Period                                 $10.67
                                                                 ------
                                                                 ------

  Total Return on Net Asset Value                                 (0.37)%(2)
                                                                        <F65>

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)                                $203
  Ratio of net operating expenses
    to average net assets                                          0.97%(3)
                                                                       <F66>
  Ratio of net investment income
    to average net assets                                          1.70%(3)
                                                                       <F66>
  Portfolio turnover rate(4)<F67>                                 54.50%

  *<F63>  Commencement of operations.
(1)<F64> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F65>  Not annualized.
(3)<F66>  Annualized.
(4)<F67> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                           AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                                               ----------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2004     2004           2003           2002           2001           2000
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F68>(7)<F74>:
  Net Asset Value,
    Beginning of Period                        $10.39         $10.87         $10.34         $10.10         $ 9.68         $ 9.85
                                               ------         ------         ------         ------         ------         ------
  Income from Investment Operations:
     Net investment income                       0.19(2)        0.36(2)        0.49           0.52           0.63           0.64
                                                    <F69>          <F69>
     Net realized and unrealized
       gain (loss) on investments                0.20          (0.36)          0.53           0.24           0.42          (0.17)
                                               ------         ------         ------         ------         ------         ------
       Total gain from
         investment operations                   0.39           0.00           1.02           0.76           1.05           0.47
                                               ------         ------         ------         ------         ------         ------
  Less Distributions:
     From net investment income                 (0.20)         (0.39)         (0.49)         (0.52)         (0.63)         (0.64)
     From realized gains                        (0.09)         (0.09)            --             --             --             --
                                               ------         ------         ------         ------         ------         ------
       Total distributions                      (0.29)         (0.48)         (0.49)         (0.52)         (0.63)         (0.64)
                                               ------         ------         ------         ------         ------         ------
  Net Asset Value, End of Period               $10.49         $10.39         $10.87         $10.34         $10.10         $ 9.68
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

  Total Return on Net Asset Value(3)<F70>        3.77%(9)       0.08%         10.06%          7.40%         10.61%          4.41%
                                                     <F76>

SUPPLEMENTAL DATA AND RATIOS(7)<F74>:
  Net assets, end of period (000's)           $30,516        $28,958        $31,264        $38,267        $38,540        $78,188
  Ratio of net operating expenses
    to average net assets(4)<F71>(5)<F72>:
     Before waivers and recoveries               0.94%(10)      0.98%          1.29%          1.08%          0.31%          0.17%
                                                     <F77>
     After waivers and recoveries                1.00%(10)      1.00%          1.00%          0.76%          0.31%          0.17%
                                                     <F77>
  Program service fee(5)<F72>                     N/A            N/A            N/A           0.17%          0.50%          0.50%
  Ratio of net investment income
    to average net assets(4)<F71>                3.67%(10)      3.40%          4.51%          5.09%          6.74%          6.55%
                                                     <F77>
  Portfolio turnover rate(8)<F75>               50.52%        302.49%           N/A          99.46%(6)     236.10%        211.40%
                                                                                                  <F73>

 (1)<F68> Information presented relates to a share of capital stock outstanding for the entire period.
 (2)<F69> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3)<F70> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (4)<F71> Ratios include all management fees and expenses except for the program service fee.
 (5)<F72> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (6)<F73> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
 (7)<F74> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
 (8)<F75> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (9)<F76>  Not annualized.
(10)<F77>  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                  AHA FULL MATURITY
                                                 FIXED INCOME FUND -
                                                   CLASS A SHARES

                                                               FOR THE PERIOD
                                                             MAY 11, 2004*<F78>
                                          SIX MONTHS ENDED         THROUGH
                                         DECEMBER 31, 2004      JUNE 30, 2004
                                         -----------------   ------------------
                                            (UNAUDITED)
PER SHARE DATA(1)<F79>:
  Net Asset Value,
    Beginning of Period                        $10.39              $10.32
                                               ------              ------
  Income from Investment Operations:
     Net investment income                       0.18(5)             0.04
                                                    <F83>
     Net realized and unrealized
       gain on investments                       0.20                0.09
                                               ------              ------
       Total gain from
         investment operations                   0.38                0.13
                                               ------              ------
  Less Distributions:
     From net investment income                 (0.18)              (0.06)
     From realized gains                        (0.09)                 --
                                               ------              ------
       Total distributions                      (0.27)              (0.06)
                                               ------              ------
  Net Asset Value, End of Period               $10.50              $10.39
                                               ------              ------
                                               ------              ------

  Total Return on Net Asset Value                3.75%(2)            1.29%(2)
                                                     <F80>               <F80>

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)              $109                $104
  Ratio of net operating expenses
    to average net assets:
     Before expense recoveries                   1.19%(3)            1.15%(3)
                                                     <F81>               <F81>
     After expense recoveries                    1.25%(3)            1.25%(3)
                                                     <F81>               <F81>
  Ratio of net investment income
    to average net assets                        3.42%(3)            3.27%(3)
                                                     <F81>               <F81>
  Portfolio turnover rate(4)<F82>               50.52%             302.49%

  *<F78>   Commencement of operations.
(1)<F79> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F80>   Not annualized.
(3)<F81>   Annualized.
(4)<F82> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F83> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                    AHA BALANCED FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                                               ----------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2004     2004           2003           2002           2001           2000
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F84>(7)<F90>:
  Net Asset Value,
    Beginning of Period                        $ 8.98         $ 8.03         $ 8.03         $ 9.17         $12.44         $14.69
                                               ------         ------         ------         ------         ------         ------
  Income from Investment Operations:
     Net investment income                       0.08           0.10(2)        0.11           0.12           0.45           0.37
                                                                   <F85>
     Net realized and unrealized
       gain (loss) on investments                0.54           0.97             --          (0.72)          0.16           0.26
                                               ------         ------         ------         ------         ------         ------
       Total gain (loss) from
         investment operations                   0.62           1.07           0.11          (0.60)          0.61           0.63
                                               ------         ------         ------         ------         ------         ------
  Less Distributions:
     From net investment income                 (0.08)         (0.12)         (0.11)         (0.12)         (0.36)         (0.37)
     From realized gains                           --             --             --          (0.42)         (3.52)         (2.51)
                                               ------         ------         ------         ------         ------         ------
       Total distributions                      (0.08)         (0.12)         (0.11)         (0.54)         (3.88)         (2.88)
                                               ------         ------         ------         ------         ------         ------
  Net Asset Value, End of Period               $ 9.52         $ 8.98         $ 8.03         $ 8.03         $ 9.17         $12.44
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

  Total Return on Net Asset Value(3)<F86>        6.94%(8)      13.41%          1.40%         (6.94)%         6.21%          3.99%
                                                     <F91>

SUPPLEMENTAL DATA AND RATIOS(7)<F90>:
  Net assets, end of period (000's)           $17,898        $16,930        $18,615        $23,375        $23,591        $48,936
  Ratio of net operating expenses
    to average net assets(4)<F87>(5)<F88>:
     Before waivers and recoveries               1.24%(9)       1.31%          1.81%          1.64%          0.46%          0.24%
                                                     <F92>
     After waivers and recoveries                1.41%(9)       1.50%          1.50%          1.13%          0.46%          0.24%
                                                     <F92>
  Program service fee(5)<F88>                     N/A            N/A            N/A           0.24%          0.75%          0.75%
  Ratio of net investment income
    to average net assets(4)<F87>                1.73%          1.14%          1.43%          1.42%          2.66%          2.59%
  Portfolio turnover rate                       36.19%         69.85%           N/A          80.33%(6)     220.34%        169.10%
                                                                                                  <F89>

(1)<F84> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F85> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F86> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4)<F87> Ratios include all management fees and expenses except for the program service fee.
(5)<F88> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6)<F89> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7)<F90> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8)<F91>   Not annualized.
(9)<F92>   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                               AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                                FOR THE PERIOD ENDED JUNE 30,
                                                               ----------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         DECEMBER 31, 2004     2004           2003           2002           2001           2000
                                         -----------------     ----           ----           ----           ----           ----
                                            (UNAUDITED)
PER SHARE DATA(1)<F93>(6)<F98>:
  Net Asset Value,
    Beginning of Period                        $15.39         $12.74         $13.08         $15.90         $21.04         $22.15
                                               ------         ------         ------         ------         ------         ------
  Income from Investment Operations:
     Net investment income                       0.08           0.10           0.08           0.10           0.26           0.24
     Net realized and unrealized
       gain (loss) on investments                1.26           2.65          (0.34)         (2.01)         (0.21)          1.05
                                               ------         ------         ------         ------         ------         ------
       Total gain (loss) from
         investment operations                   1.34           2.75          (0.26)         (1.91)          0.05           1.29
                                               ------         ------         ------         ------         ------         ------
  Less Distributions:
     From net investment income                 (0.08)         (0.10)         (0.08)         (0.11)         (0.26)         (0.24)
     From realized gains                           --             --             --          (0.80)         (4.93)         (2.16)
                                               ------         ------         ------         ------         ------         ------
       Total distributions                      (0.08)         (0.10)         (0.08)         (0.91)         (5.19)         (2.40)
                                               ------         ------         ------         ------         ------         ------
  Net Asset Value, End of Period               $16.65         $15.39         $12.74         $13.08         $15.90         $21.04
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

  Total Return on Net Asset Value(2)<F94>        8.78%(8)      21.60%         (1.98)%       (12.75)%         1.17%          5.28%
                                                     <F1>

SUPPLEMENTAL DATA AND RATIOS(6)<F98>:
  Net assets, end of period (000's)           $81,543        $68,068        $55,564        $85,673        $92,053       $131,786
  Ratio of net operating expenses
    to average net assets(3)<F95>(4)<F96>        1.02%(9)       1.02%          1.18%          0.84%          0.16%          0.11%
                                                     <F2>
  Program service fee(4)<F96>                     N/A            N/A            N/A           0.25%          0.75%          0.75%
  Ratio of net investment income
    to average net assets(3)<F95>                1.12%(9)       0.67%          0.61%          0.66%          1.33%          1.11%
                                                     <F2>
  Portfolio turnover rate(7)<F99>               46.04%         97.51%           N/A          29.13%(5)      99.48%         66.84%
                                                                                                  <F97>

(1)<F93> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F94> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F95> Ratios include all management fees and expenses except for the program service fee.
(4)<F96> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F97> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6)<F98> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7)<F99> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)<F1>   Not annualized.
(9)<F2>   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                          AHA DIVERSIFIED EQUITY FUND - CLASS A SHARES

                                                                                               FOR THE PERIOD
                                                                            FOR THE        DECEMBER 30, 2002*<F3>
                                                    SIX MONTHS ENDED      PERIOD ENDED             THROUGH
                                                   DECEMBER 31, 2004     JUNE 30, 2004          JUNE 30, 2003
                                                   -----------------     -------------     ----------------------
                                                      (UNAUDITED)
PER SHARE DATA(1)<F4>(4)<F7>:
  Net Asset Value,
    Beginning of Period                                  $15.43              $12.75              $11.48
                                                         ------              ------              ------
  Income from Investment Operations:
     Net investment income                                 0.06                0.06                0.03
     Net realized and unrealized
       gain on investments                                 1.26                2.65                1.26
                                                         ------              ------              ------
       Total gain from
         investment operations                             1.32                2.71                1.29
                                                         ------              ------              ------
  Less Distributions:
     From net investment income                           (0.06)              (0.03)              (0.02)
     From realized gains                                     --                  --                  --
                                                         ------              ------              ------
       Total distributions                                (0.06)              (0.03)              (0.02)
                                                         ------              ------              ------
  Net Asset Value, End of Period                         $16.69              $15.43              $12.75
                                                         ------              ------              ------
                                                         ------              ------              ------

  Total Return on Net Asset Value                          8.61%(2)<F5>       21.24%              11.26%(2)<F5>

SUPPLEMENTAL DATA AND RATIOS(4)<F7>:
  Net assets, end of period (000's)                      $8,267              $7,392              $6,454
  Ratio of net operating expenses
    to average net assets                                  1.27%(3)<F6>        1.27%               1.45%(3)<F6>
  Ratio of net investment income
    to average net assets                                  0.87%(3)<F6>        0.42%               0.48%(3)<F6>
  Portfolio turnover rate(5)<F8>                          46.04%              97.51%                N/A

  *<F3>    Commencement of operations.
(1)<F4> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F5>    Not annualized.
(3)<F6>    Annualized.
(4)<F7> For the period December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(5)<F8> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds were incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), the AHA Balanced Fund ("Balanced Fund"), the AHA Diversified Equity Fund ("Diversified Fund"), the Socially Responsible Equity Fund ("Socially Responsible Fund"), the AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), the AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and, collectively, the "Funds"). As of December 31, 2004, the U.S. Growth Fund, the International Fund and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are further divided into three classes:
Class A Shares, Class I Shares and Institutional Servicing Class Shares. As of December 31, 2004, only the Class I shares of the currently operating Funds and the Class A shares of the Limited Maturity Fund, the Full Maturity Fund and the Diversified Fund had commenced operations.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY FUND

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

SOCIALLY RESPONSIBLE FUND

Seeks long-term capital growth. Invests primarily in equity securities whose issuers meet certain socially responsible criteria.

For the period from November 1, 2001 through June 30, 2003, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Effective July 1, 2003, the Third Party Feeder Fund Agreement among AHA Investment Funds, Inc. and CCM Advisors Funds was terminated. The Statement of Changes in Net Assets reflect the activities of the Funds prior to and following the termination of the master-feeder structure.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Securities that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Purchased options are valued at the closing price reported on the day of valuation. Futures are valued at the exchange settlement price. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Funds' Board of Directors.

ACCOUNTING FOR FUTURES

The Funds may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Funds may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of an option is increased by premiums paid. The proceeds from securities sold through the exercise of an option is decreased by the premiums paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

FEDERAL INCOME TAXES

It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

At June 30, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

                                               Limited Maturity        Full Maturity                             Diversified
                                              Fixed Income Fund      Fixed Income Fund      Balanced Fund        Equity Fund
                                              -----------------      -----------------      -------------        -----------
     Cost of Investments                         $235,720,560           $37,603,036          $19,006,802         $81,198,016
                                                 ------------           -----------          -----------         -----------
                                                 ------------           -----------          -----------         -----------
     Gross unrealized appreciation               $    142,213           $   466,273          $ 1,608,728         $ 9,763,944
     Gross unrealized depreciation                 (1,290,452)             (288,920)            (330,449)         (2,301,756)
                                                 ------------           -----------          -----------         -----------
     Net unrealized
       appreciation (depreciation)               $ (1,148,239)          $   177,353          $ 1,278,279         $ 7,462,188
                                                 ------------           -----------          -----------         -----------
                                                 ------------           -----------          -----------         -----------
     Undistributed ordinary income                      7,258                    --                4,048              18,141
     Undistributed long-term capital gains            167,687               238,816                   --                  --
                                                 ------------           -----------          -----------         -----------
     Total distributable earnings                $    174,945           $   238,816          $     4,048         $    18,141
                                                 ------------           -----------          -----------         -----------
                                                 ------------           -----------          -----------         -----------
     Other accumulated losses                    $         --           $        --          $  (191,806)        $(4,386,108)
                                                 ------------           -----------          -----------         -----------
     Total accumulated earnings (losses)         $   (973,294)          $   416,169          $ 1,090,521         $ 3,094,221
                                                 ------------           -----------          -----------         -----------
                                                 ------------           -----------          -----------         -----------

The tax character of distributions paid during the six months ended December 31, 2004 and the year ended June 30, 2004 was as follows:

                                                For the six months ended      For the year ended
                                                   December 31, 2004             June 30, 2004
                                                ------------------------      ------------------
     Limited Maturity Fixed Income Fund
     Ordinary income                                   $1,492,128                 $2,269,826
     Long-term capital gain                               167,645                         --
                                                       ----------                 ----------
                                                       $1,659,773                 $2,269,826
                                                       ----------                 ----------
                                                       ----------                 ----------
     Full Maturity Fixed Income Fund
     Ordinary income                                   $  589,175                 $1,066,635
     Long-term capital gain                               238,806                    245,345
                                                       ----------                 ----------
                                                       $  827,981                 $1,311,980
                                                       ----------                 ----------
                                                       ----------                 ----------
     Balanced Fund
     Ordinary income                                   $  150,508                 $  231,624
     Long-term capital gain                                    --                         --
                                                       ----------                 ----------
                                                       $  150,508                 $  231,624
                                                       ----------                 ----------
                                                       ----------                 ----------
     Diversified Equity Fund
     Ordinary income                                   $  437,448                 $  441,063
     Long-term capital gain                                    --                         --
                                                       ----------                 ----------
                                                       $  437,448                 $  441,063
                                                       ----------                 ----------
                                                       ----------                 ----------

At June 30, 2004 the Funds had accumulated net realized capital loss carryovers expiring in the following years:

                                                          Total Capital
                                                          Loss Carryover
     Fund                             6/30/2011          at June 30, 2004
     ----                             ---------          ----------------
     Balanced Fund                  $  (191,806)           $  (191,806)
     Diversified Fund               $(4,386,108)           $(4,386,108)

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences.

FUND DISTRIBUTIONS

The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

3.  INVESTMENT ADVISOR

Effective July 1, 2003, the Funds have an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective December 1, 2004, the Advisor lowered the expense cap on the Class I shares of the Balanced Fund to 1.00% from 1.50%. Through December 31, 2004, the Advisor had agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

Fund                          Class A   Class I   Institutional Servicing Class
----                          -------   -------   -----------------------------
Limited Maturity Fund          1.25%     1.00%                1.35%
Full Maturity Fund             1.25%     1.00%                1.35%
Balanced Fund                  1.75%     1.00%                1.92%
Diversified Fund               1.50%     1.25%                1.70%
Socially Responsible Fund      1.50%     1.25%                1.70%

Under the terms of the Agreement, any Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the six months ended December 31, 2004, the Advisor recovered $8,291 and $14,491 from the Full Maturity Fund and the Balanced Fund, respectively. As of December 31, 2004, the Full Maturity Fund and the Balanced Fund had the following balances, subject to potential recovery:

   Fund                   Potential Amount of Recovery        Expiration
   ----                   ----------------------------        ----------
Full Maturity Fund                 $109,894                  June 30, 2005
                                   $109,128                  June 30, 2006

Balanced Fund                       $73,050                  June 30, 2005
                                    $79,724                  June 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

4.  CAPITAL SHARE TRANSACTIONS:

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized.

Transactions in shares and dollars of the Funds were as follows:

AHA LIMITED MATURITY FIXED INCOME FUND

                                                            Six Months Ended                      Year Ended
                                                           December 31, 2004                     June 30, 2004
                                                        ------------------------           -------------------------
                                                         Shares          Amount             Shares          Amount
                                                        --------        --------           --------        --------
Class A
     Shares sold                                           18,954     $    204,100                --     $         --
     Shares issued in reinvestment of dividends               105            1,128                --               --
     Shares redeemed                                          (53)            (566)               --               --
                                                       ----------     ------------        ----------     ------------
     Total net change                                      19,006          204,662                --               --
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
Class I
     Shares sold                                          604,671        6,480,148        10,146,300      109,318,535
     Shares issued in reinvestment of dividends            96,080        1,029,064           145,043        1,564,718
     Shares redeemed                                   (1,688,447)     (18,114,016)       (4,210,312)     (45,418,284)
                                                       ----------     ------------        ----------     ------------
     Net change                                          (987,696)     (10,604,804)        6,081,031       65,464,969
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
     Total net change                                                 $(10,400,142)                       $65,464,969
                                                                      ------------                       ------------
                                                                      ------------                       ------------

AHA FULL MATURITY FIXED INCOME FUND
                                                            Six Months Ended                      Year Ended
                                                           December 31, 2004                     June 30, 2004
                                                        ------------------------           -------------------------
                                                         Shares          Amount             Shares          Amount
                                                        --------        --------           --------        --------
Class A
     Shares sold                                               81     $        859             9,980     $    103,430
     Shares issued in reinvestment of dividends               269            2,834                61              631
     Shares redeemed                                           (2)             (27)               (2)             (20)
                                                       ----------     ------------        ----------     ------------
     Net change                                               348            3,666            10,039          104,041
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
Class I
     Shares sold                                          307,710        3,254,282           282,527        3,002,805
     Shares issued in reinvestment of dividends            39,704          418,715            79,507          839,725
     Shares redeemed                                     (227,517)      (2,394,734)         (449,748)      (4,752,700)
                                                       ----------     ------------        ----------     ------------
     Net change                                           119,897        1,278,263           (87,714)        (910,170)
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
     Total net change                                                 $  1,281,929                       $   (806,129)
                                                                      ------------                       ------------
                                                                      ------------                       ------------

AHA BALANCED FUND
                                                            Six Months Ended                      Year Ended
                                                           December 31, 2004                     June 30, 2004
                                                        ------------------------           -------------------------
                                                         Shares          Amount             Shares          Amount
                                                        --------        --------           --------        --------
Class I
     Shares sold                                               --     $         --            38,538     $    316,010
     Shares issued in reinvestment of dividends               713            6,564             8,200           67,051
     Shares redeemed                                       (5,611)         (50,000)         (480,925)      (3,905,673)
                                                       ----------     ------------        ----------     ------------
     Total net change                                      (4,898)    $    (43,436)         (434,187)    $ (3,522,612)
                                                       ----------     ------------        ----------     ------------
                                                       ----------     ------------        ----------     ------------

AHA DIVERSIFIED EQUITY FUND
                                                            Six Months Ended                      Year Ended
                                                           December 31, 2004                     June 30, 2004
                                                        ------------------------           -------------------------
                                                         Shares          Amount             Shares          Amount
                                                        --------        --------           --------        --------
Class A
     Shares sold                                           22,631     $    365,948            12,819     $    191,597
     Shares issued in reinvestment of dividends             1,692           27,228               758           10,533
     Shares redeemed                                       (8,163)        (129,862)          (40,694)        (587,316)
                                                       ----------     ------------        ----------     ------------
     Net change                                            16,160          263,314           (27,117)        (385,186)
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
Class I
     Shares sold                                          520,971        7,901,484           628,680        9,060,738
     Shares issued in reinvestment of dividends            21,754          348,037            25,599          370,504
     Shares redeemed                                      (68,167)      (1,097,021)         (590,392)      (8,518,791)
                                                       ----------     ------------        ----------     ------------
     Net change                                           474,558        7,152,500            63,887          912,451
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
     Total net change                                                 $  7,415,814                       $    527,265
                                                                      ------------                       ------------
                                                                      ------------                       ------------

5.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the six months ended December 31, 2004 were as follows:

                                 Purchases                   Sales
                         -----------------------     ------------------------
                         U.S. Government    Other    U.S. Government    Other
                         ---------------    -----    ---------------    -----
  Limited Maturity Fund    $       --    $82,277,423   $18,088,035   $78,104,717
  Full Maturity Fund        3,490,845     10,682,799     5,581,030     8,988,329
  Balanced Fund                56,156      5,768,467       215,768     5,632,836
  Diversified Fund                 --     41,333,998            --    34,326,337

6.  FUTURES CONTRACTS

At December 31, 2004, the Full Maturity Fund had entered into futures contracts. The net unrealized appreciation (depreciation) is included in the Fund's net unrealized appreciation (depreciation) section of its financial statements. The terms of the open contracts were as follows:

FULL MATURITY FUND

     Number                 Underlying                  Market Value of              Net Unrealized
  of Contracts              Instrument               Underlying Instrument     Appreciation (Depreciation)
  ------------              ----------               ---------------------     ---------------------------
        13          90 Day EuroDollar Future
                    September, 2005                       $3,139,825                      $(590)
        21          5 Year Treasury Note Future
                    March, 2005                            2,300,156                         28
       (10)         10 Year Treasury Note Future
                    March, 2005                           (1,119,375)                     1,200
        (3)         20 Year Treasury Note
                    March, 2005                             (337,500)                    (2,820)

7.  SECURITIES LENDING

Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers to no more than 50% of its net assets. Securities lending will be fully collateralized at all times with cash and/or short-term debt obligations. The Funds receive interest on the collateral received.

As of December 31, 2004, the Funds had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian with the approval of the Advisor. The collateral is held in a commingled account for the benefit of the Funds. Each Fund's pro-rata share of the holdings in the commingled account is reflected separately in each Fund's schedules of investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The value of the securities on loan and the value of the related collateral were as follows:

                                          Securities           Collateral
                                          ----------           ----------
     Limited Maturity Fund                $57,243,495          $58,588,419
     Full Maturity Fund                     7,398,276            7,548,123
     Balanced Fund                          4,048,082            4,171,105
     Diversified Equity Fund               20,870,366           21,573,646

8.  DISTRIBUTION PLANS

The Funds have adopted a separate distribution plan for the Class A Shares and Institutional Servicing Class shares (the "Plans") under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to the Funds' distributor, Quasar, up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares.

The Distribution Plans under Rule 12b-1 compensate Quasar for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plans cover certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar employees; (c) expenses related to printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses.

The Limited Maturity Fund, the Full Maturity Fund and the Diversified Fund incurred $92, $135 and $9,350, respectively, for the Class A Shares pursuant to the Plan for the six months ended December 31, 2004.

AHA INVESTMENT FUNDS, INC.
SUPPLEMENTAL INFORMATION
December 31, 2004 (Unaudited)

1.  AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-445-1341 and the SEC's website at www.sec.gov. Information regarding how
                                        -----------
the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 is available on the SEC's website at www.sec.gov or by calling the toll-free number listed above.

2.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Beginning with the Funds' fiscal quarter ended September 30, 2004, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Qs are on the SEC's website at www.sec.gov and may be
                                                        -----------
reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISOR
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP
                         Sears Tower
                         233 South Wacker Drive
                         Chicago, Illinois  60606

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Code of Ethics for Principal Executive and Senior Financial Officers. Not Applicable.

     (2) Certifications of Douglas D. Peabody, President and Director of AHA Investment Funds and Gregory P. Francoeur, Treasurer of AHA Investment Funds pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as Exhibits (a)(2)(i) and
     (a)(2)(ii).

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification of Douglas D. Peabody, President and Director of AHA Investment Funds and Gregory P. Francoeur, Treasurer of AHA Investment Funds pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto as Exhibit (b).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  AHA Investment Funds, Inc.
                   ----------------------------------------------

     By (Signature and Title)  /s/ Douglas D. Peabody
                               ----------------------------------
                               Douglas D. Peabody, President

     Date        03/08/2005
           --------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F9>  /s/ Douglas D. Peabody
                                    -------------------------------
                                    Douglas D. Peabody, President

     Date        03/08/2005
            -------------------------------------------

     By (Signature and Title)*<F9>  /s/ Gregory P. Francoeur
                                    -------------------------------
                                    Gregory P. Francoeur, Treasurer

     Date        03/08/2005
           -------------------------------------------

*<F9> Print the name and title of each signing officer under his or her signature.